Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	WESTERN WIND ENERGY CORP
Entity Central Index Key	0001271131
Trading Symbol	wnd
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $)	Jun. 30, 2012		Dec. 31, 2011
Current assets
Cash (Note 22)	$ 577,930		$ 429,583
Restricted cash (Note 3)	3,970,837	[1]	21,152,225	[1]
Accounts receivable	6,433,732		549,558
Refundable tax credits	31,791		107,199
Prepaid expenses (Note 4)	3,824,367		4,388,572
Deposits (Note 5)	906,541		89,587
Assets, Current, Total	15,745,198		26,716,724
Restricted cash (Note 3)	23,882,960		25,863,450
Prepaid expenses (Note 4)	3,247,352		2,860,000
Deposits (Note 5)	708,414		745,817
Inventory	1,929,346		691,655
Deferred charges (Note 6)	81,973		884,586
Power project development and construction costs (Note 7)	20,714,386		275,102,027
Property and equipment (Note 8)	308,190,222		47,428,356
Intangible assets (Note 9)	993,934		350,317
Goodwill (Note 9)	3,694,998		3,694,998
Deferred income tax assets	11,506,550		11,586,789
Assets, Total	390,695,333		395,924,719
Current liabilities
Accounts payable	6,340,405		17,255,192
Accrued liabilities (Note 10)	2,530,664		6,906,900
Accrued interest liabilities (Note 11)	5,869,718	[2]	1,408,935
Deferred income (Note 16)	817,954		466,219
Loans payable (Note 12)	109,681,695		103,160,985
Liabilities, Current, Total	125,240,436		129,198,231
Deferred income (Note 16)	8,499,557		8,732,667
Loans payable (Note 12)	212,505,701		214,788,140
Interest rate swap contracts (Note 13)	2,318,768		2,046,708
Asset retirement obligations	1,727,009		1,366,703
Warrants (Note 14)	1,492,148		5,664,412
Liabilities, Total	351,783,619		361,796,861
Shareholder's Equity
Share capital (Note 15)	61,537,457		58,265,706
Additional paid in capital	11,675,102		11,621,019
Share Capital Including Additional paid in capital	73,212,559		69,886,725
Accumulated other comprehensive loss	(2,867,828)		(2,595,237)
Accumulated deficit	(31,433,017)		(33,163,630)
Accumulated other comprehensive loss and Deficit	(34,300,845)		(35,758,867)
Stockholders' Equity Attributable to Parent, Total	38,911,714		34,127,858
Liabilities and Equity, Total	$ 390,695,333		$ 395,924,719

[1]	On June 30, 2012, the Company had a restricted use funds balance of $434,541 and $3,536,296, from the Kingman and Windstar projects' net cash flows from operations. These funds are restricted use funds reserved for working capital requirements and distributions, in accordance with the respective annual operating budget and credit agreement.
[2]	Accrued interest liabilities comprise of corporate bridge financing, Windstar senior secured notes, the REC promissory note and the Kingman credit agreement. The corporate bridge financing are due on maturity dates being August 31, 2012, November 14, 2012, December 2012, and January 15, 2013. The Windstar senior secured notes is due on July 31, 2012 utilizing our restricted cash and accounts receivable balances, the REC promissory note accrued interest is due on November 30, 2012, and the Kingman credit agreement in due at the beginning of July utilizing our restricted cash and accounts receivable balances.

Consolidated statement of operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Operating	$ 14,405,141	$ 1,047,212	$ 19,288,218	$ 1,558,562
Expenses
Operating	2,364,959	379,142	3,655,140	749,734
General and administration (i)	1,280,949	1,163,581	2,466,594	2,118,449
Project development (i)	531,315	467,603	1,048,397	954,174
Depreciation and amortization	3,046,846	237,245	4,339,142	472,647
Interest expense	6,082,235	136,433	7,880,616	242,521
Foreign exchange (gain) loss	(6,068)	172,579	(5,778)	172,222
Operating Expenses	13,300,236	2,556,583	19,384,111	4,709,747
Operating Income (Loss)	1,104,905	(1,509,371)	(95,893)	(3,151,185)
Other Income (Expenses)
Other income	116,555		348,295
Interest income	1,189	8,563	5,603	13,274
Mark-to-market gain on Canadian dollar denominated warrants	1,385,285	168,797	1,555,608	1,003,269
Other Nonoperating Income (Expense)	1,503,029	177,360	1,909,506	1,016,543
Earnings (loss) before income taxes	2,607,934	(1,332,011)	1,813,613	(2,134,642)
Current income tax (expense)	(2,724)		(2,761)
Deferred income tax (expense) recovery	(227,467)	97,046	(80,239)	501,579
Net earnings (loss)	2,377,743	(1,234,965)	1,730,613	(1,633,063)
Other items of comprehensive income (loss):
Currency translation adjustment of foreign operations	111,481	101,496	22,855	(107,043)
Change in fair value of interest rate swap	(712,438)	(488,451)	(295,446)	(431,055)
Comprehensive income (loss)	$ 1,776,786	$ (1,621,920)	$ 1,458,022	$ (2,171,161)
Earnings (loss) per share (Note 15(e)
Basic (in dollars per share)	$ 0.04	$ (0.02)	$ 0.03	$ (0.03)
Diluted (in dollars per share)	$ 0.04	$ (0.02)	$ 0.03	$ (0.03)
Weighted average number of common shares outstanding
Basic (in shares)	62,722,050	58,653,204	62,394,647	57,213,030
Diluted (in shares)	64,996,071	58,653,204	65,540,083	57,213,030

Consolidated statements of Cash Flow (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating Activities
Net earnings (loss)	$ 2,377,743	$ (1,234,965)	$ 1,730,613	$ (1,633,063)
Items not involving cash
Depreciation and amortization	3,046,846	237,245	4,339,142	472,647
Asset retirement obligation accretion	22,392	2,022	44,784	3,724
Swap ineffectiveness	(11,612)		(23,386)
Stock-based compensation expense	362,613	471,736	786,077	875,926
Deferred income taxes	227,467	(97,046)	80,239	(501,579)
Other income	(116,555)	172,579	(233,110)	172,222
Mark-to-market gain on Canadian dollar warrants	(1,385,285)	(168,797)	(1,555,608)	(1,003,269)
Total Items not involving cash	4,523,609	(617,226)	5,168,751	(1,613,392)
Change in working capital
Restricted cash	7,707,919		7,122,132
Accounts receivable	(4,170,431)	(483,234)	(5,884,029)	(551,011)
Refundable tax credits	24,406	174,678	74,822	185,131
Prepaid expenses	(784,279)	147,670	(54,520)	62,305
Accounts payable	944,913	1,006,842	986,913	(1,775,443)
Accrued liabilities	(508,044)	(942,213)	(386,894)	675,475
Accrued interest liabilities	4,174,820	134,411	4,717,094	238,797
Deferred income	(175,868)		351,735
Total operating activities	11,737,045	(579,072)	12,096,004	(2,778,138)
Investing Activities
Deposits	372,031	(70,000)	(870,323)	(1,780,250)
Power project development and construction costs	(2,250,350)	(86,228,775)	(21,182,254)	(94,729,653)
Property and equipment	(8,366,634)	(11,860)	(8,377,686)	(75,648)
Restricted cash	(1,468,777)	58,747,595	12,040,020	65,604,699
Total investing activities	(11,713,730)	(27,563,040)	(18,390,243)	(30,980,852)
Financing Activities
Shares and warrants issued for cash, net of issuance costs	12,757	3,563,369	2,973,568	5,182,362
Subscription receivable			67,063
Loan drawdowns	284,412	24,331,147	3,986,924	28,365,751
Loan repayments	(17,281)		(584,901)
Total financing activities	279,888	27,894,516	6,442,654	33,548,113
Effect of exchange rate changes	2,002	27,537	(68)	27,537
Net increase (decrease) in cash	305,205	(220,059)	148,347	(183,340)
Cash position, beginning of the period	272,725	1,156,085	429,583	1,119,366
Cash position, end of the period	577,930	936,026	577,930	936,026
Supplemental cash flow information
Interest paid in cash	2,278,354	1,644	3,488,484	3,497
Interest (paid) received	$ (1,189)	$ 2,782	$ (5,603)	$ 5,621

Consolidated statements of shareholders equity, comprehensive income (loss) and warrants (USD $)	Common shares	Additional paid in capital	Accumulated other comprehensive loss	Accumulated Deficit	Comprehensive income (loss)	Total		Warrants
Warrants Balance at Dec. 31, 2010						$ 6,424,087		$ 6,424,087
Balance at Dec. 31, 2010	47,957,243	11,000,751	(1,011,374)	(28,248,152)		29,698,468
Warrants Balance (in shares) at Dec. 31, 2010								8,094,887
Balance (in shares) at Dec. 31, 2010	55,261,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss) for the period				(4,915,478)	(4,915,478)	(4,915,478)
Change in fair value of interest rate swap			(1,558,793)		(1,558,793)	(1,558,793)
Currency translation adjustment - current period consolidation			(25,070)		(25,070)	(25,070)
Mark to market gain on Canadian dollar warrants								544,153
Comprehensive loss					(6,499,341)
Cash transactions
Subscription receivable		590,087				590,087
Exercise of warrants at $0.65 per share	424,826					424,826		(235,612)
Exercise of warrants at $0.65 per share (in shares)	291,099							(291,099)
Exercise of warrants at $1.00 per share	3,229,046					3,229,046		(1,105,222)
Exercise of warrants at $1.00 per share (in shares)	2,051,267							(2,051,267)
Exercise of warrant at $1.15 per share	401,831					401,831		(139,311)
Exercise of warrant at $1.15 per share (in shares)	227,251							(227,251)
Exercise of warrants at $1.25 per share	875,072					875,072		(137,002)
Exercise of warrants at $1.25 per share (in shares)	419,534							(419,534)
Exercise of warrants at $1.50 per share	1,048,173					1,048,173		(276,573)
Exercise of warrants at $1.50 per share (in shares)	514,400							(514,400)
Exercise of warrants at $1.82 per share	150,388					150,388		(1,465)
Exercise of warrants at $1.82 per share (in shares)	69,287							(69,287)
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively	1,430,676	(668,328)				762,348
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively (in shares)	684,949
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively	49,880	(20,707)				29,173
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively (in shares)	27,000
Exercise of options at $1.23 per share	641,831	(260,473)				381,358
Exercise of options at $1.23 per share (in shares)	300,000
Exercise of options at $1.32 per share	950,746	(455,169)				495,577
Exercise of options at $1.32 per share (in shares)	365,151
Exercise of options at $1.34 per share	799,966	(267,248)				532,718
Exercise of options at $1.34 per share (in shares)	391,023
Exercise of options at $1.54 per share	306,028	(148,338)				157,690
Exercise of options at $1.54 per share (in shares)	100,000
Stock and warrants issued during period, value, cash	10,308,463	(1,230,176)	(1,583,863)	(4,915,478)		9,078,287		(1,895,185)
Stock and warrants issued during period, shares, cash (in shares)	5,440,961							(3,572,838)
Non-Cash Transactions
Warrants issued								656,736
Warrants issued (in shares)								1,269,584
Expiry of warrants		65,379				65,379		(65,379)
Expiry of warrants (in shares)								(107,693)
Stock-based compensation		1,785,065				1,785,065
Warrants Balance at Dec. 31, 2011						5,664,412		5,664,412
Balance at Dec. 31, 2011	58,265,706	11,621,019	(2,595,237)	(33,163,630)		34,127,858
Warrants Balance (in shares) at Dec. 31, 2011								5,683,940
Balance (in shares) at Dec. 31, 2011	60,702,947
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss) for the period				1,730,613	1,730,613	1,730,613
Change in fair value of interest rate swap			(295,446)		(295,446)	(295,446)
Currency translation adjustment - current period consolidation			22,855		22,855	22,855
Mark to market gain on Canadian dollar warrants								(4,676,961)
Comprehensive loss					1,458,022	1,458,022
Cash transactions
Private placement of 1,550,000 shares at C$2.00 per unit, net of issuance costs of $230,628, warrants of $452,082 and finder's warrants of $63,291	2,310,596					2,310,596		452,082
Private placement of 1,550,000 shares at C$2.00 per unit, net of issuance costs of $230,628, warrants of $452,082 and finder's warrants of $63,291 (in shares)	1,550,000							775,000
Finder's warrants issued								63,291
Finder's warrants issued (in shares)								108,500
Exercise of warrants at $1.82 per share	56,672					56,672		(10,676)
Exercise of warrants at $1.82 per share (in shares)	29,694							(29,694)
Exercise of options at $1.09 per share	178,218	(83,727)				94,491
Exercise of options at $1.09 per share (in shares)	87,000
Stock and warrants issued during period, value, cash	2,545,486	(83,727)	(272,591)	1,730,613		2,461,759		504,697
Stock and warrants issued during period, shares, cash (in shares)	1,666,694							853,806
Non-Cash Transactions
Subscription receivable	125,243	(58,180)				67,063
Subscription receivable (in shares)	61,415
Stock-based payments	601,022	(590,087)				10,935
Stock-based payments (in shares)	300,000
Stock-based compensation		786,077				786,077
Warrants Balance at Jun. 30, 2012						1,492,148		1,492,148
Balance at Jun. 30, 2012	61,537,457	11,675,102	(2,867,828)	(31,433,017)		38,911,714
Warrants Balance (in shares) at Jun. 30, 2012						6,537,746	[1]	6,537,746
Balance (in shares) at Jun. 30, 2012	62,731,056
Warrants Balance at Mar. 31, 2012								5,454,876
Balance at Mar. 31, 2012	61,387,524	11,449,665	(2,266,871)	(33,810,760)		36,759,558
Warrants Balance (in shares) at Mar. 31, 2012								6,537,746
Balance (in shares) at Mar. 31, 2012	62,657,641
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss) for the period				2,377,743	2,377,743	2,377,743
Change in fair value of interest rate swap			(712,438)		(712,438)	(712,438)
Currency translation adjustment - current period consolidation			111,481		111,481	111,481
Mark to market gain on Canadian dollar warrants								(3,962,728)
Comprehensive loss						1,776,786
Cash transactions
Exercise of options at $1.09 per share	24,690	(11,933)				12,757
Exercise of options at $1.09 per share (in shares)	12,000
Stock and warrants issued during period, value, cash	24,690	(11,933)	(600,957)	2,377,743		12,757
Stock and warrants issued during period, shares, cash (in shares)	12,000
Non-Cash Transactions
Subscription receivable	125,243	(125,243)
Subscription receivable (in shares)	61,415
Stock-based compensation		362,613				362,613
Warrants Balance at Jun. 30, 2012						1,492,148		1,492,148
Balance at Jun. 30, 2012	$ 61,537,457	$ 11,675,102	$ (2,867,828)	$ (31,433,017)		$ 38,911,714
Warrants Balance (in shares) at Jun. 30, 2012						6,537,746	[1]	6,537,746
Balance (in shares) at Jun. 30, 2012	62,731,056

[1]	Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated. Warrants granted are exercisable at the holder's option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.

Consolidated statements of shareholders equity, comprehensive income (loss) and warrants (Parentheticals) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012	Dec. 31, 2011 USD ($)
Statement Of Stockholders Equity [Abstract]
Issue price of 1,550,000 shares issued under private placement (in dollars per unit)	2	2
Issuance cost (in dollars)	$ 230,628
Exercise price of warrants, One	$ 1.82		$ 0.65
Exercise price of warrants, Two			$ 1
Exercise price of warrants, Three			$ 1.15
Exercise price of warrants, Four			$ 1.25
Exercise price of warrants, Five			$ 1.5
Exercise price of warrants, Six			$ 1.82
Exercise price of options, One	$ 1.09		$ 1.09
Exercise price of options, Two			$ 1.11
Exercise price of options, Three			$ 1.23
Exercise price of options, Four			$ 1.32
Exercise price of options, Five			$ 1.34
Exercise price of options, Six			$ 1.54

Nature of business	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of business

1.	Nature of business

Western Wind Energy Corp. (the “Company”), together with its subsidiaries (collectively referred to as “Western Wind”), is in the business of developing and operating wind and solar energy projects, principally on properties either owned or leased by the Company in California, Arizona and Puerto Rico.

Western Wind Energy is a vertically integrated renewable energy development and production company that owns 165MW of rated capacity in production, in the States of California and Arizona. Western Wind further owns development assets for both solar and wind energy in the U.S.. The Company is headquartered in Vancouver, BC and has branch offices in Scottsdale, Arizona and Tehachapi, California.

Significant accounting policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant accounting policies

2.	Significant accounting policies

These condensed interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). All information is stated in U.S. dollars unless otherwise noted.

These condensed interim consolidated financial statements do not contain all the information required by U.S. GAAP for annual financial statements and therefore should be read in conjunction with the audited annual consolidated financial statements of the Company for the year ended December 31, 2011. These condensed interim consolidated financial statements have been prepared on the going concern basis that the Company will continue operating for the foreseeable future and that its assets and liabilities are accounted for on the basis of continued use.

These condensed interim consolidated financial statements follow the same accounting policies and methods of their application as the most recently filed audited annual financial statements, except as noted below, which are the result of transactions which took effect in the six month period ending June 30, 2012:

(a)	Inventory

Inventory consists of spare parts funded by the Company for a two year period under the terms of the Kingman turbine supply agreement (“TSA”), and a five year period under the terms of the Windstar TSA. At the end of the respective two and five year term, the spare parts will be replenished at the cost of the vendor.

(b)	Deferred income

Deferred income represents proceeds received from the Department of the Treasury, under the U.S. Federal Government’s cash grant program to encourage renewable energy development. The Company will recognize the deferred income balances of each eligible project into income over the life of the respective project.

Deferred income is also comprised of annual proceeds received from a wake impact agreement for the Windstar generating facility (Note 16). The Company will recognize the deferred income balance into other income on a calendar basis.

(c)	Property and equipment

Depreciable assets are recorded at cost less accumulated amortization. Amortization of these assets is based on the cost of the assets less estimated salvage values. All property and equipment are classified as assets held for use as at June 30, 2012.

Land is recorded at cost plus site investigation, legal and title insurance costs. Other generating facilities include electrical infrastructure, buildings, asset retirement obligation and roads. Meteorological towers include wind equipment used for wind assessments during the development stage and monitoring long term wind speeds.

Amortization is on a straight line basis over the following estimated useful lives:

Wind turbines and towers	9 to 25 years
Solar panels and facilities	25 years
Other generating facilities	14 to 25 years
Meteorological towers	5 to 25 years
Furniture and equipment	5 years
Automotive	5 years

(d)	New accounting pronouncements effective in the current period

i.	Accounting for Fair Value Measurement

On May 12, 2011, FASB amended authoritative accounting guidance regarding fair value measurement and disclosure requirements. The amendment prohibits the application of block discounts for all fair value measurements, permits the fair value of certain financial instruments to be measured on the basis of the net risk exposure and allows the application of premiums or discounts to the extent consistent with the applicable unit of account. The amendment clarifies that the highest-and-best use and valuation-premise concepts are not relevant to financial instruments. Expanded disclosures are required under the amendment, including quantitative information about significant unobservable inputs used for Level 3 measurements, a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in unobservable inputs disclosed, a discussion of the Level 3 valuation processes, any transfers between Levels 1 and 2 and the classification of items whose fair value is not recorded but is disclosed in the notes. The amendment is effective prospectively during interim and annual periods beginning after December 15, 2011 (January 1, 2012 for the Company). The adoption of this amendment did not have a material effect on the Company's financial statements.

ii.	Presentation of Comprehensive Income

On June 16, 2011, FASB issued new accounting guidance that revises the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income and does not affect the calculation or reporting of earnings per share. The amendment is applicable retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (January 1, 2012 for the Company). However, on December 23, 2011, the FASB issued new guidance that postpones indefinitely the application of certain provisions of the guidance issued in June 2011. The requirement to present reclassification adjustments out of accumulated other comprehensive income by component will be further deliberated by the FASB. The adoption of this amendment did not have a material effect on the Company's financial statements.

Restricted cash	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
Restricted cash

3.	Restricted cash

	June 30,	December 31,
	2012	2011
	$	$

Restricted term deposits (i)	12,000,000	12,000,000
Restricted use funds from operations - Kingman (ii)	434,541	382,426
Restricted use funds from operations - Windstar (ii)	3,536,296	-
Operations and maintenance reserve - Kingman (iii)	257,730	257,730
Debt service reserves (iv)	11,517,281	10,044,143
Construction escrow account - Windstar (v)	-	24,226,678
Restricted credit card - term deposit (vi)	107,949	104,698
	27,853,797	47,015,675

Less: Current (ii)	(3,970,837)	(21,152,225)
Restricted cash, non-current	23,882,960	25,863,450

i.

The Company secured a development bond of $2,400,000 in 2010, and a performance bond of $9,600,000 in 2011, with Southern California Edison (“SCE”) as required by the related Windstar power purchase agreement (“PPA”). The combined bonds of $12,000,000 will remain with SCE, as performance collateral, for the 20 year term of the PPA, and shall be returned to the Company upon performance completion.

ii.

On June 30, 2012, the Company had a restricted use funds balance of $434,541 and $3,536,296, from the Kingman and Windstar projects’ net cash flows from operations. These funds are restricted use funds reserved for working capital requirements and distributions, in accordance with the respective annual operating budget and credit agreement.

iii.	On December 31, 2011, the Company funded the Kingman project operations and maintenance reserve with an amount of $257,730, as required by the Kingman credit agreement.

iv.

On January 18, 2011 and April 30, 2012, the Company transferred a total of $9,213,950 and $1,473,138 from the Windstar construction escrow account to the debt service reserve account for the entirety of the Windstar senior secured notes term (Note 12 (a)). On December 31, 2011, the Company funded the Kingman debt service reserve with an amount of $830,193, as required by the Kingman credit agreement.

v.

On December 9, 2010, the Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders (Note 12). In accordance with the agreement, the full $204,459,000 has been drawn from the lenders, and an additional $4,781,795 in cash equity was provided by the Company. As of June 30, 2012, the full $209,240,795 had been paid out and used strictly for Windstar project costs (Note 12 (a)).

vi.	As of June 30, 2012, C$110,000 (December 31, 2011 - C$100,000) is held on deposit to secure corporate credit cards.

Prepaid expenses	6 Months Ended
Jun. 30, 2012
Prepaid Expenses Disclosure [Abstract]
Prepaid expenses

4.	Prepaid expenses

	June 30,	December 31,
	2012	2011
	$	$

Prepaid operations and maintenance fees (i)	4,443,174	5,280,000
Prepaid transmission fees (ii)	1,907,352	-
Other	721,193	1,968,572
	7,071,719	7,248,572

Less: Current	(3,824,367)	(4,388,572)
	3,247,352	2,860,000

(i)

Pursuant to the terms of the Windstar TSA, the Company prepaid the first two years of operations and maintenance services. Effective March 12, 2012, Windstar was fully commissioned and commercially operational, and the first year of prepaid operations and maintenance services commenced.

(ii)

Pursuant to the terms of the Windstar point-to-point transmission service agreement, the Company prepaid its first initial payment of $2,000,000 in the second quarter of 2012 and will make its second payment of $2,500,000 on the tenth anniversary date (Note 18).

Deposits	6 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Deposits

5.	Deposits

				June 30, 2012
	Opening Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	89,587	-	(89,587)	-
SDG&E (ii)	-	491,054	(7,914)	483,140
SCE (iii)	680,000	(52,686)	(27,314)	600,000
Other	65,817	622,923	(156,925)	531,815
	835,404	1,061,291	(281,740)	1,614,955
Less: Current				(906,541)
Deposits, non-current				708,414

			December 31, 2011
	Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	13,890,773	-	(13,801,186)	89,587
Gamesa	66,524,759	-	(66,524,759)	-
SCE (iii)	1,281,250	580,000	(1,181,250)	680,000
Other	615,707	155,749	(705,639)	65,817
	82,312,489	735,749	(82,212,834)	835,404
Less: Current				(89,587)
Deposits, non-current				745,817

i.

In December 2010, the Company entered into two Engineering, Procurement and Construction Agreements (“EPC’s”) with RMT, Inc. (“RMT”) for a total of $53 million. Effective March 12, 2012, Windstar was fully commissioned and commercially operational, and the remaining deposit was utilised.

ii.

On March 26, 2012, the Company made a $483,140 delivery term security deposit with SDG&E, as performance assurance for the term of the PPA, up to expiration on December 31, 2013. Any unused portion of the deposit shall be returned upon early termination, or upon expiration of the agreement.

iii.

The Company has a $100,000 large generator interconnection agreement deposit, and a $500,000 interconnection study deposit with SCE, in relation to the Company’s Mesa repower and expansion initiatives. The interconnection study has been completed, at a much lower cost than anticipated, and the unused deposit was refunded in the third quarter of 2012.

Deferred charges	6 Months Ended
Jun. 30, 2012
Deferred Charges Disclosure [Abstract]
Deferred charges

6.	Deferred charges

	June 30,	December 31,
	2012	2011
	$	$

Windstar senior secured notes	-	347,147
Windstar bridge financing	-	346,116
Corporate bridge financing	81,973	191,323
	81,973	884,586

Windstar senior secured notes

The Company deferred $6,645,380 in finance fees directly related to the Windstar senior secured notes (Note 12(a)). As of March 12, 2012, the full amount had been amortized and capitalized to power project development and under construction costs, and was subsequently transferred to property and equipment (Note 8).

Windstar bridge financing

The Company deferred $6,625,650 in finance fees directly related to the Windstar bridge financing (Note 12(b)). As of March 12, 2012, the full amount had been amortized and capitalized to power project development and under construction costs, and was subsequently transferred to property and equipment (Note 8).

Corporate bridge financing

The Company deferred $220,000 in finance fees on its November 14, 2011, $2,000,000 corporate promissory note (Note 12(c)). As at June 30, 2012, $138,027 (December 31, 2011 - $28,677) of the finance fees had been amortized.

Power project development and construction costs	6 Months Ended
Jun. 30, 2012
Plant Construction Disclosure [Abstract]
Power project development and construction costs

7.	Power project development and construction costs

		Windstar	Mesa Wind	Yabucoa
		120MW	50MW	30MW	Total
		$	$	$	$

December 31, 2011		258,906,794	554,816	15,640,417	275,102,027
Additions (deductions)		10,096,243	(50,000)	4,569,153	14,615,396
Transfers to intangible assets		(659,152)	-	-	(659,152)
Transfers to inventory		(1,237,691)	-	-	(1,237,691)
Transfers to property and equipment		(267,106,194)	-	-	(267,106,194)
June 30, 2012		-	504,816	20,209,570	20,714,386

	Kingman	Windstar	Mesa Wind	Yabucoa
	10.5MW	120MW	50MW	30MW	Total
	$	$	$	$	$

December 31, 2010	1,021,076	10,339,885	470,310	434,258	12,265,529
Additions	29,973,266	248,566,909	84,506	15,206,159	293,830,840
Transfers to property and equipment	(30,994,342)	-	-	-	(30,994,342)
December 31, 2011	-	258,906,794	554,816	15,640,417	275,102,027

Effective March 12, 2012, the Windstar 120MW wind energy project became commercially operational. All power project and development and under construction costs were transferred to inventory, property and equipment (Note 8) and commenced amortization.

Property and equipment	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property and equipment

8.	Property and equipment

			June 30, 2012
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,650,656	-	9,650,656
Wind turbines and towers	254,097,018	(10,338,563)	243,758,455
Other generating facilities	51,789,674	(2,259,252)	49,530,422
Solar panels and facilities	2,587,257	(92,810)	2,494,447
Meteorological towers	1,086,911	(315,507)	771,404
Furniture and equipment	2,104,360	(221,547)	1,882,813
Automotive (Note 12(g) and (h))	456,085	(354,060)	102,025
	321,771,961	(13,581,739)	308,190,222

			December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,650,656	-	9,650,656
Wind turbines and towers	30,883,331	(6,917,637)	23,965,694
Other generating facilities	12,273,323	(1,517,871)	10,755,451
Solar panels and facilities	2,587,257	(34,606)	2,552,651
Meteorological towers	583,493	(285,791)	297,703
Furniture and equipment	252,247	(182,351)	69,896
Automotive (Note 12(g) and (h))	456,182	(319,877)	136,305
	56,686,489	(9,258,133)	47,428,356

Total amortization for the three and six months ended June 30, 2012 was $3,033,939 (2011 - $234,588) and $4,323,607 (2011 - $467,334).

Goodwill and intangible assets	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

9.	Goodwill and intangible assets

			June 30, 2012
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreements	147,561	(57,648)	89,913
Interconnection agreement	690,520	(14,110)	676,410
Operations and maintenance agreement	46,584	(707)	45,877
Land right-of-way	368,826	(187,092)	181,734
Intangible assets	1,253,491	(259,557)	993,934
Goodwill	3,694,998	-	3,694,998
	4,948,489	(259,557)	4,688,932

			December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreements	69,907	(58,432)	11,475
Interconnection agreement	155,606	(2,096)	153,510
Land right-of-way	368,826	(183,494)	185,332
Intangible assets	594,339	(244,022)	350,317
Goodwill	3,694,998	-	3,694,998
	4,289,337	(244,022)	4,045,315

Total amortization for the three and six months ended June 30, 2012 was $12,907 (2011 - $2,656) and $15,535 (2011 - $5,313).

Accrued liabilities	6 Months Ended
Jun. 30, 2012
Accrued Liabilities Disclosure [Abstract]
Accrued liabilities

10.	Accrued liabilities

		June 30,	December 31,
		2012	2011
		$	$

	Construction in progress	428,100	4,320,775
	Non-equity incentive plan compensation	1,688,828	1,756,155
	Other	413,736	829,970
		2,530,664	6,906,900

Accrued interest liabilities	6 Months Ended
Jun. 30, 2012
Accrued Interest Liabilities [Abstract]
Accrued interest liabilities
11.	Accrued interest liabilities

		June 30,	December 31,
		2012	2011
		$	$

	Corporate bridge financing (Note 12(c))	2,744,297	1,390,672
	Windstar senior secured notes (Note 12(b))	2,587,292	-
	Yabucoa - REC promissory note (Note 12(f))	271,382	2,961
	Kingman credit agreement (Note 12(d))	266,747	15,302
		5,869,718	1,408,935

Loans payable	6 Months Ended
Jun. 30, 2012
Loans Payable [Abstract]
Loans payable

12.	Loans payable

		June 30,	December 31,
		2012	2011
		$	$

	Windstar senior secured notes (a)	204,459,000	204,459,000
	Windstar bridge financing (b)	55,000,000	51,013,346
	Corporate bridge financing (c)	19,704,439	18,867,922
	Kingman credit agreement (d)	15,447,222	16,000,000
	Deferred financing (e)	15,488,574	15,488,574
	REC promissory note (f)	12,006,600	12,006,600
	Crane financing contract (g)	36,183	62,242
	Vehicle financing (h)	45,378	51,441
		322,187,396	317,949,125
	Less: Current	(109,681,695)	(103,160,985)
	Loans payable, non-current	212,505,701	214,788,140

(a)	Windstar senior secured notes

The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012.

The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3).

The notes are secured by a first lien on all the project assets including restricted cash amounts.

(b)	Windstar bridge financing

The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit (“LC”). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at June 30, 2012, Rabobank had funded $55,000,000 of the LC (December 31, 2011 - $51,013,346). The loan was subsequently repaid on July 16, 2012 (Note 22).

The proceeds of the letter of credit were used to pay specified costs for the Windstar project.

(c)	Corporate bridge financing

During the period ended June 30, 2012, the Company renewed two of its corporate loan agreements, originally entered into on January 15, 2010. The loans including outstanding interest were renewed on January 15, 2012. The $2,930,550 loan bears interest at 20% per annum, and the $778,287 loan bears interest at 25% per annum. Both loans mature on January 15, 2013.

The Company originally entered into two corporate loan agreements in December 2010, both of the loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan bears interest at 20% per annum, and the $5,070,840 loan bears interest at 25% per annum.

On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012.

The Company originally entered into a corporate loan agreement on June 30, 2010, the loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan bears interest at 12% per annum, and includes a bonus of $243,037 payable at maturity. The loan was subsequently renewed (Note 22).

All corporate loan agreements allow for early repayment by the Company, without premium or penalty.

(d)	Kingman credit agreement

On December 20, 2010, the Company signed a credit agreement with Keybank National Association (“Keybank”). Under the agreement, Keybank provided the Company with a Construction Loan facility of up to $16,000,000. The proceeds from the loan are to be used solely to pay construction costs related to the Kingman project. Interest is paid at a rate per annum equal to the adjusted Eurodollar rate in effect and the applicable margin of 3.25%.

On December 23, 2011, the Construction Loan Facility was converted to a $16,000,000 Term Loan. As of the date of conversion, the applicable margin with respect of the Base Rate and Eurodollar Loans will increase by 0.25% on each three-year anniversary of the conversion date until final maturity date. The maturity date of the Term loan is 7 years from the conversion date and the loan will be amortized over 18 years.

The funds from operations are held in restricted escrow accounts. On a monthly basis, the Company applies for funds to be released from the escrow accounts to pay for specified operations costs and debt service payments. In order to make distributions from these restricted escrow accounts, the Company must, among other requirements, maintain a minimum debt service coverage ratio. Distribution dates are semi-annual on June 30 and December 31. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000.

The loans are secured by a first lien on all of the assets of the Company.

In connection with the Term loan, the Company entered into two consecutive interest rate swap contracts with Keybank that fix the average interest rate for the term loan to 6.78% per annum, commencing on term conversion, and at 6.73% per annum on the latter half, ending July 29, 2029 (Note 13).

(e)	Deferred financing

The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).

(f)	REC promissory note

On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of 3% per annum up to March 31, 2012, 6% per annum up to June 30, 2012, and 7.5% per annum thereafter. On August 15, 2012 the company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012.

On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company’s Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.

(g)	Crane financing contract

The Wells Fargo Equipment Finance contract balance of $36,183 as at June 30, 2012 is secured by the equipment purchased and is repayable in 60 blended monthly payments of $4,638 commencing on March 20, 2008 with interest at a rate of 6.82% per annum.

(h)	Vehicle financing

The Company financed the purchase of a vehicle, the contract balance was $45,378 as at June 30, 2012 and is secured by the vehicle and is repayable in 48 blended monthly payments of $1,297 commencing on October 15, 2011, with interest at a rate of 5.49% per annum.

(i)	Loan payable

Principal payments due in the next five years are as follows:

$

2012	101,991,524
2013	11,850,484
2014	8,331,888
2015	7,969,132
2016	8,481,764
Thereafter	183,562,604
322,187,396

Interest rate swap contracts	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap contracts
13.	Interest rate swap contracts

While the fair value of the interest rate swap contracts continue to be recognized on the balance sheet at each period end, the changes in the fair value of the effective portion of the interest rate swap contracts are recorded from December 21, 2010, and December 16, 2011, onwards in accumulated other comprehensive income until such time as the gain or loss is realized, at which time the gain or loss is reclassified to net loss. The change in the fair value of the ineffective portion of the interest rate swap contracts is recorded in the statements of operations. See also Note 20(d).

Warrants	6 Months Ended
Jun. 30, 2012
Warrants [Abstract]
Warrants

14.	Warrants

Share purchase warrants outstanding as at June 30, 2012:

Number of		Amount	Exercise
warrants (i)		($)	price	Expiry date
			C$
782,250		53	1.50	July 6, 2012
84,052		7,719	1.15	July 19, 2012
382,241		63,722	1.25	November 30, 2012
28,507		10,561	1.00	November 30, 2012
3,000,000	(iii)	874,722	1.00	December 15, 2012
372,259		65,855	1.25	December 17, 2012
4,937		1,895	1.00	December 17, 2012
1,000,000		315,952	1.00	January 31, 2013
775,000	(ii)	133,043	2.00	January 20, 2014
108,500	(ii)	18,626	2.00	January 20, 2014
6,537,746		1,492,148

(i)	Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated.

Warrants granted are exercisable at the holder’s option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.

(ii)

On January 20, 2012, the Company granted 775,000 warrants, exercisable into common shares at any time before January 20, 2014, with an exercise price of C$2.00 per share. The warrants are subject to a hold period which expires on May 21, 2012.

In connection with the Company’s January 20, 2012, non-brokered private placement (Note 15(c)), the Company issued 108,500 share purchase warrants (the "Finder's Warrants"). Each Finder's Warrant entitles the holder to purchase one common share of the Company (the "Finder's Warrant Share") at a price of C$2.00 per share until January 20, 2014. The Finder's Warrants are also subject to a hold period which expired on May 21, 2011.

(iii)	3,000,000 warrants were exercised on August 13, 2012 (Note 22).

For the six months ended June 30, 2012, 29,694 warrants were exercised at a price of C$1.82. No warrants were exercised for the three months ended June 30, 2012.

The fair value of the Company’s warrants as at June 30, 2012 and December 31, 2011 were estimated using the Black-Scholes pricing model using the following weighted average assumptions:

	June 30,	December 31,
	2012	2011

Expected life (in years)	2	2
Risk-free interest rate	1.03%	0.95%
Expected stock volatility	61%	62%
Dividend yield	0%	0%

Share capital	6 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]
Share capital

15.	Share capital

(a)	As at June 30, 2012 and December 31, 2011, the Company had 62,731,056 and 60,702,947 common shares issued and outstanding, respectively.

(b)

750,000 shares were originally held in escrow, the release of which is subject to the direction of the regulatory authorities having jurisdiction. The conditions for release of these shares are complete and the officers and directors entitled to the shares no longer have any continuing service requirements in order to obtain those shares. During 2011, 149,998 shares were released and then a further 74,999 shares were released on June 4, 2012, leaving a balance of 224,997 shares held in escrow. The escrow shares are released over a six year basis and will be fully released in December 2013. The release of the escrow shares is subject to the approval of the TSX Venture Exchange.

(c)

On January 20, 2012, the Company closed a non-brokered private placement of 1,550,000 Units at a price of C$2.00 per Unit for gross proceeds of C$3,100,000. Each Unit is comprised of one common share of the Company and one half of one share purchase warrant. One whole warrant entitles the holder to purchase one additional share of the Company at a price of C$2.00 per share until January 20, 2014.

(d)

The Company has a stock option plan (the “Plan”) and has allotted and reserved up to an aggregate of 11,871,107 common shares representing 20% of the issued and outstanding shares as at the June 29, 2011 annual general meeting.

Each option entitles the holder to acquire one common share at its exercise price. Options vest over 18 months, from the date of grant, and expire five years from the date of grant.

A summary of stock option information as at June 30, 2012 is as follows:

		Weighted
		average
	Number of	exercise
	Shares	price
		C$

Options outstanding at December 31, 2010	7,400,000	1.26
Granted	310,000	1.70
Exercised	(1,868,123)	1.23
Forfeited	(184,849)	1.32
Expired	(100,000)	1.23
Options outstanding at December 31, 2011	5,557,028	1.29
Granted	-	-
Exercised	(148,415)	1.09
Forfeited	(175,000)	1.35
Expired	-	-
Options outstanding at June 30, 2012	5,233,613	1.29

		Stock options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining	Number of	Weighted
	Number of	average	contractual	exercisable	average
Range of	stock options	exercise	life	options	exercise
exercise prices	outstanding	price	(years)	outstanding	price
C$		C$			C$

1.09 - 1.11	2,214,636	1.09	3.59	2,214,636	1.09
1.34 - 1.50	1,893,977	1.35	1.62	1,868,977	1.35
1.53 - 2.01	1,125,000	1.57	1.25	1,087,500	1.55
	5,233,613	1.29	2.37	5,171,113	1.28

(e)	The Company calculated diluted earnings per share based on the following:

	Three months ended			Six months ended
		June 30,		June 30,
	2012	2011	2012	2011

Net earnings (loss)	$2,377,743	$(1,234,965)	$1,730,613	$(1,633,063)

Basic weighted average number of shares	62,722,050	58,653,204	62,394,647	57,213,030
Effect of dilutive securities:
Options	764,441	-	1,208,002	-
Warrants	1,509,580	-	1,937,434	-
Diluted weighted average number of shares	64,996,071	58,653,204	65,540,083	57,213,030

The following lists the stock options and share purchase warrants excluded from the computation of diluted weighted average number of common shares as they were anti-dilutive:

	Three months ended		Six months ended
		June 30,		June 30,
	2012	2011	2012	2011

Options	1,125,000	5,888,998	75,000	5,888,998
Warrants	883,500	6,130,726	883,500	6,130,726
	2,008,500	12,019,724	958,500	12,019,724

As the Company incurred losses for the three and six months ended June 30, 2011, the stock options and share purchase warrants as disclosed in this note were not included in the computation of loss per share as their inclusion would have been anti-dilutive.

Deferred income	6 Months Ended
Jun. 30, 2012
Deferred Income [Abstract]
Deferred income

16.	Deferred income

	June 30,	December 31,
	2012	2011
	$	$

Kingman cash grant (i)	8,965,776	9,198,886
Windstar wake impact agreement (ii)	351,735	-
	9,317,511	9,198,886
Less: Current	(817,954)	(466,219)
Deferred income, non-current	8,499,557	8,732,667

i.	On December 24, 2011, proceeds of $9,324,382 for the Kingman Generating Facility cash grant application were received from the U.S. Department of the Treasury.

ii.

On November 12, 2009, the Company executed a wake impact agreement with a neighbouring wind farm in Tehachapi, California. The terms of the agreement call for an annual payment of $703,470, to be paid annually, for the next twenty-five years, subject to continued operations. The third party to the agreement has posted security in the form of a letter of credit to guarantee payment.

Related party transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related party transactions

17.	Related party transactions

(a)	The following expenses were accrued/paid to directors, officers, significant shareholders and the spouse of a director of the Company:

	Three months ended		Six months ended
		June 30,		June 30,
	2012	2011	2012	2011
	$	$	$	$

Directors' fees	22,273	23,256	59,739	46,075
Management fees	283,091	301,389	614,424	589,691
Bonuses	-	-	-	50,708
Secretarial	8,909	9,302	17,901	18,430
	314,274	333,947	692,064	704,904

(b)	As at June 30, 2012, the Company had an accounts receivable of $47,097 (June 30, 2011 - $43,589) from the Chief Executive Officer of the Company.

(c)	As at June 30, 2012, the Company advanced directors fees of $7,360 (June 30, 2011 - $7,232).

Related party transactions are measured at the exchange amount, which is the consideration established and agreed to by the related parties, unless otherwise noted.

Commitments	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments

18.	Commitments

	Total	2012	2013	2014	2015	2016	Thereafter (1)
	$	$	$	$	$	$	$

Right of way agreement	814,403	81,703	145,355	145,930	146,522	147,132	147,761
Office leases	736,992	82,846	157,192	151,436	158,808	160,037	26,673
Management contract	1,358,363	113,796	234,420	241,452	248,696	256,157	263,842
Operations and maintenance agreement	11,258,700	130,450	334,650	2,533,400	2,753,400	2,753,400	2,753,400
Interconnection agreement	2,500,000	-	-	-	-	-	2,500,000
Dark fiber lease	46,984	7,355	7,539	7,728	7,921	8,119	8,322
Decommission funding	891,114	148,519	148,519	148,519	148,519	148,519	148,519
Land lease	803,436	121,406	171,406	146,406	121,406	121,406	121,406
Vehicle leases	153,614	31,596	63,193	56,438	2,387	-	-
Mesa reclamation deposit (i)	684,911	342,456	342,455	-	-	-	-
	19,248,517	1,060,128	1,604,729	3,431,309	3,587,659	3,594,770	5,969,922
(1)Assumes annualized payment.

i.

The Company is required to make a $684,911 reclamation bond deposit, in four equal installments, with the Bureau of Land Management in Tehachapi, California, for its Mesa generating facility. Equal installments of $171,227.82 are due on August 27, 2012, November 26, 2012, February 25, 2013, and May 20, 2013. The bond will be refunded after expiration of the Mesa PPA, and upon completion of site and land reclamation.

Economic dependence and segmented reporting	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Economic dependence and segmented reporting

19.	Economic dependence and segmented reporting

The Company’s revenue-producing operations consist of generating wind and solar energy in the States of California and Arizona. The Company’s revenues are derived from two customers in California and a single customer in Arizona. The revenues are based on power purchase agreements signed between the parties. The customers have credit ratings of A3 and Ba1 by Moody’s, respectively.

The Company is primarily involved in the acquisition and development of wind farms in the U.S. and has determined that its reportable segment is based on the fact that the Company’s projects have the same economic characteristics and represents the manner in which the Company’s chief decision maker views and evaluates the Company’s business. The Company has one reportable segment.

Financial instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments Disclosure [Abstract]
Financial instruments
20.	Financial instruments

(a)	Categories of financial assets and liabilities

All financial instruments must initially be recognized at fair value on the balance sheet. The Company has classified each financial instrument into the following categories: held-for-trading assets and liabilities, loans and receivables, held-to-maturity investments, available-for-sale financial assets, and other financial liabilities. Subsequent measurement of the financial instruments is based on their classification.

Changes in unrealized gains and losses on held-for-trading financial instruments are recognized in the statements of operations. Gains and losses on available-for-sale financial assets are recognized in other comprehensive income (“OCI”) and are transferred to the statements of operations when the asset is disposed of or impaired. The other categories of financial instruments are measured at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of a financial asset or financial liability are recorded to the balance sheet as deferred charges.

The Company has made the following classifications:

  Cash and restricted cash are classified as financial assets held-for-trading and are measured on the balance sheet at fair value;

  Accounts receivable, refundable tax credits, prepaid expenses, and deposits are classified as loans and receivables and are initially measured at fair value and subsequent annual revaluations are recorded at amortized cost using the effective interest method;

  Accounts payable, accrued liabilities, accrued interest liabilities and loans payable (including current portion) are classified as other liabilities and are initially measured at fair value and subsequent periodic revaluations are recorded at amortized cost using the effective interest method;

  Warrants are classified as held for trading and are measured at the fair value at each reporting date using the Black-Scholes pricing model; and

  Interest rate swap contracts are currently classified as cash flow hedges and are remeasured at the fair value at each reporting date using valuations obtained from the counterparty, which have been assessed by management as reasonable.

The carrying values of accounts receivable, refundable tax credits, prepaid expenses, deposits, accounts payable, accrued liabilities and accrued interest approximate their fair value at June 30, 2012 and December 31, 2011 due to their short-term nature and management’s expectations that interest rates, if any, approximate current market conditions. The Company is exposed to credit related losses, which are minimized as all sales are made under contracts with large utility customers in California and a large utility customer in Arizona. No reclassifications or derecognition of financial instruments occurred in the period.

The Company’s credit facilities (Note 12) are exposed to interest rate risk. The Company mitigates this risk by fixing certain interest rates upon the inception of the debt. The effective and fair value interest rates for loans payable, other than the senior secured notes, are estimated to be the same and for the senior secured notes are substantially the same as at June 30, 2012. Therefore, the carrying value of the loans payable reflects the amortized value.

(b)	Derivative instruments and hedging activities

The Company uses interest rate swap contracts to manage its exposure to fluctuations in interest rates over the seven year period of the floating rate portion of the long-term debt related to the Kingman project and the following 11 year period of the 18 year amortization period. These contracts are carried at fair value which was determined based on valuations obtained from the counterparty, which have been assessed by management as reasonable.

(c)	Liquidity risk

Liquidity risk is the risk that the Company may encounter difficulty in meeting its financial obligations as they come due. The Company manages its liquidity risk associated with its financial liabilities through the use of cash flow generated from operations, combined with strategic use of long term debt and issuance of additional equity, as required to meet the payment requirements of maturing financial liabilities. The one year contractual maturities of the Company’s accounts payable, accrued liabilities, accrued interest liabilities, Windstar bridge financing, corporate bridge financing, deferred financing and the REC promissory note as at June 30, 2012 is listed below. These amounts represent the future undiscounted principal and do not include interest cash flows. See the loans payable Note 12 and commitments Note 18 for other contractual maturities not included in the table below.

Instrument	Total	1 to 3 months	3 to 6 months	Less than 1 year
Accounts payable	6,340,405	6,340,405	-	-
Accrued liabilities (Note 10)	2,530,664	2,530,664	-	-
Accrued interest liabilities (i)	5,869,718	3,409,008	2,088,920	371,790
Windstar bridge financing (ii)	55,000,000	55,000,000	-	-
Corporate bridge financing (iii)	19,704,439	2,209,426	13,787,047	3,707,966
Deferred financing (ii)	15,488,574	15,488,574	-	-
REC promissory note (iv)	12,006,600	8,500,000	3,506,600	-
TOTAL	116,940,400	93,478,077	19,382,567	4,079,756

i.

Accrued interest liabilities comprise of corporate bridge financing, Windstar senior secured notes, the REC promissory note and the Kingman credit agreement. The corporate bridge financing are due on maturity dates being August 31, 2012, November 14, 2012, December 2012, and January 15, 2013. The Windstar senior secured notes is due on July 31, 2012 utilizing our restricted cash and accounts receivable balances, the REC promissory note accrued interest is due on November 30, 2012, and the Kingman credit agreement in due at the beginning of July utilizing our restricted cash and accounts receivable balances.

ii.

On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows:

  $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b));

  $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c));

  $5,248,127 used to fund the debt service reserve account, and;

  $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).

iii.	The corporate bridge financing is due on maturity dates being August 31, 2012 ($2,209,426), November 14, 2012 ($2,081,973), December 2012 ($11,705,073), and January 15, 2013 ($3,707,966).

iv.

On August 15, 2012 the Company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012.

(c)	Liquidity risk

The ability of the Company to make the remaining above payment requirements related to maturing financial liabilities in the near term is dependent on the timing of cash flows from operations, funds received from the exercise of warrants, the timing of the release of funds from restricted cash, the successful recovery of additional cash grant funds (Note 22), settlement of deferred financing vendor arbitration (Note 22), and obtaining additional construction and term financing (Note 22). The ability to obtain additional financing is dependent on continued access to debt and/or equity markets which may not be available on acceptable terms. In the event that debt or equity capital is not available on acceptable terms, the Company may need to explore other strategic alternatives such as the re-negotiation of existing debt facilities and deferral of development projects.

In accordance with the Windstar and Kingman loan agreements, in order to be eligible to make distributions, the Company must maintain a minimum debt service coverage ratio on each calculation date (Note 21). The Company’s first calculation date being June 30, 2012, and semi-annually thereafter, for Kingman, while the Windstar calculation date commences October 2012, and is calculated quarterly on each of January, April, July and October. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000. This risk management strategy is unchanged from the prior year.

Cash and restricted cash are stated at amounts compatible with those prevailing in the market, are highly liquid, and are maintained with prime financial institutions for high liquidity.

(d)	Credit and interest rate risk

The Company has limited exposure to credit risk, as the majority of its sales contracts are with large utility customers, and the Company’s cash is held with major North American financial institutions. Historically, the Company has not had collection issues associated with its trade receivables and the aging of trade receivables is reviewed on a regular basis to ensure the timely collection of amounts owing to the Company. The Company manages its credit risk by entering into sales agreements with credit worthy parties and through regular review of accounts receivable. The maximum credit exposure of the Company approximates the carrying value of cash, restricted cash, accounts receivable and taxes refundable. This risk management strategy is unchanged from the prior year.

The Company is exposed to interest rate risk on its variable rate Kingman term loan, however, this risk is partially mitigated through two interest rate swap contracts. Further, the Company is exposed to interest rate risk on its variable rate Windstar bridge loan. Based on balances as at June 30, 2012, a 10 basis point change in interest rates would have changed interest expense and accrued interest for power facilities by $55,000.

(e)	Fair value hierarchy

As of June 30, 2012, the undernoted were reported at fair value.

	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash	577,930	-	-	577,930
Restricted cash	27,853,797	-	-	27,853,797
Interest rate swap contract	-	(2,318,768)	-	(2,318,768)
Warrants	-	(1,492,148)	-	(1,492,148)
	28,431,727	(3,810,916)	-	24,620,811

The Company uses two interest rate swap contracts to manage its exposure to fluctuations in interest rates over the seven year period of the floating rate portion of the long-term debt related to the Kingman project and the following 11 year period of the 18 year amortization period. This contract is carried at fair value which was determined based on valuations obtained from the counterparty, which have been assessed by management as reasonable.

(e)	Fair value hierarchy

The fair value of the Company’s warrants as at June 30, 2012 and December 31, 2011 were estimated using the Black-Scholes pricing model (Note 14).

Capital disclosures	6 Months Ended
Jun. 30, 2012
Capital Disclosures [Abstract]
Capital disclosures

21.	Capital disclosures

The Company’s stated objective when managing capital (comprised of the Company’s debt and shareholders’ equity) is to utilize an appropriate amount of leverage to ensure that the Company is able to carry out its strategic plans and objectives.

To carry out the Company’s strategic plans and objectives, the Company incorporates subsidiaries that hold long term debt and maintain minimum debt service coverage ratios in accordance with the project financing. The debt service coverage ratio determines the maximum debt sizing for our Windstar and Kingman projects.

In accordance with the Windstar and Kingman loan agreements, in order to be eligible to make distributions, the Company must maintain a minimum debt service coverage ratio on each calculation date. The Company’s first calculation date being June 30, 2012, and semi-annually thereafter, for Kingman, while the Windstar calculation date commences October 2012, and is calculated annually on each of January, April, July and October. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000.

Subsequent events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent events

22.	Subsequent events

On July 1, 2012, the Company renewed its corporate loan, including outstanding interest and bonus. The $2,764,395 loan bears interest at 25% per annum, and matures on August 31, 2012.

On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project. The funds were subsequently received on July 16, 2012. $55,000,000 was used to repay the Rabobank loan (Note 12(b)), $13,933,897 was used to repay deferred financing costs net of liquidated damages (Note 12(c)), $5,248,127 was used to fund the debt service reserve account and $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).The amount awarded was $12,221,994 less than the $90,556,707 included in the Company’s application. On July 17, 2012 the Company had a meeting with the head of the 1603 program to understand this shortage and to submit further documentation to support our application. The outcome of this is not presently determinable and, accordingly, no accounts receivable has been made in these financial statements.

On July 30, 2012 the Company announced that it intends on selling the entire Company including either its shares or its assets. The sale process will start immediately and two merger and acquisition advisors were engaged on August 10, 2012 to assist with the sale. The assets being sold will comprise all of our current four (4) producing assets, the fully funded contingency accounts, the Company’s Yabucoa project, existing land holdings, leases, other development projects, tax benefits, and other corporate assets. The Company is expecting the sale process to take between three and six months from the announcement date.

On August 13, 2012 the Company received $3,000,000 from the exercise of 3,000,000 warrants (December 15, 2012 expiry) at $1.00.

On August 15, 2012 the Company made a $500,000 partial payment on the $12,006,600 REC promissory note and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012.

Contingencies	6 Months Ended
Jun. 30, 2012
Loss Contingency [Abstract]
Contingencies

23.	Contingencies

On April 12, 2012, the Company entered into arbitration with its deferred financing vendor (Note 12(e)) over liquidated damages and change orders. The outcome of this arbitration is not presently determinable and, accordingly, no provision has been made in these financial statements (Note 22).

Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Inventory
(a)         Inventory

Inventory consists of spare parts funded by the Company for a two year period under the terms of the Kingman turbine supply agreement (“TSA”), and a five year period under the terms of the Windstar TSA. At the end of the respective two and five year term, the spare parts will be replenished at the cost of the vendor.

Deferred income
(b)         Deferred income

Deferred income represents proceeds received from the Department of the Treasury, under the U.S. Federal Government’s cash grant program to encourage renewable energy development. The Company will recognize the deferred income balances of each eligible project into income over the life of the respective project.

Deferred income is also comprised of annual proceeds received from a wake impact agreement for the Windstar generating facility (Note 16). The Company will recognize the deferred income balance into other income on a calendar basis.

Property and equipment
(c)	Property and equipment

Depreciable assets are recorded at cost less accumulated amortization. Amortization of these assets is based on the cost of the assets less estimated salvage values. All property and equipment are classified as assets held for use as at June 30, 2012.

Land is recorded at cost plus site investigation, legal and title insurance costs. Other generating facilities include electrical infrastructure, buildings, asset retirement obligation and roads. Meteorological towers include wind equipment used for wind assessments during the development stage and monitoring long term wind speeds.

Amortization is on a straight line basis over the following estimated useful lives:

Wind turbines and towers	9 to 25 years
Solar panels and facilities	25 years
Other generating facilities	14 to 25 years
Meteorological towers	5 to 25 years
Furniture and equipment	5 years
Automotive	5 years

New accounting pronouncements effective in the current period
(d)	New accounting pronouncements effective in the current period

i.	Accounting for Fair Value Measurement

On May 12, 2011, FASB amended authoritative accounting guidance regarding fair value measurement and disclosure requirements. The amendment prohibits the application of block discounts for all fair value measurements, permits the fair value of certain financial instruments to be measured on the basis of the net risk exposure and allows the application of premiums or discounts to the extent consistent with the applicable unit of account. The amendment clarifies that the highest-and-best use and valuation-premise concepts are not relevant to financial instruments. Expanded disclosures are required under the amendment, including quantitative information about significant unobservable inputs used for Level 3 measurements, a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in unobservable inputs disclosed, a discussion of the Level 3 valuation processes, any transfers between Levels 1 and 2 and the classification of items whose fair value is not recorded but is disclosed in the notes. The amendment is effective prospectively during interim and annual periods beginning after December 15, 2011 (January 1, 2012 for the Company). The adoption of this amendment did not have a material effect on the Company's financial statements.

ii.	Presentation of Comprehensive Income

On June 16, 2011, FASB issued new accounting guidance that revises the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income and does not affect the calculation or reporting of earnings per share. The amendment is applicable retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (January 1, 2012 for the Company). However, on December 23, 2011, the FASB issued new guidance that postpones indefinitely the application of certain provisions of the guidance issued in June 2011. The requirement to present reclassification adjustments out of accumulated other comprehensive income by component will be further deliberated by the FASB. The adoption of this amendment did not have a material effect on the Company's financial statements.

Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of estimated useful lives

Wind turbines and towers	9 to 25 years
Solar panels and facilities	25 years
Other generating facilities	14 to 25 years
Meteorological towers	5 to 25 years
Furniture and equipment	5 years
Automotive	5 years

Restricted cash (Tables)	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
Schedule of restricted cash

	June 30,	December 31,
	2012	2011
	$	$

Restricted term deposits (i)	12,000,000	12,000,000
Restricted use funds from operations - Kingman (ii)	434,541	382,426
Restricted use funds from operations - Windstar (ii)	3,536,296	-
Operations and maintenance reserve - Kingman (iii)	257,730	257,730
Debt service reserves (iv)	11,517,281	10,044,143
Construction escrow account - Windstar (v)	-	24,226,678
Restricted credit card - term deposit (vi)	107,949	104,698
	27,853,797	47,015,675

Less: Current (ii)	(3,970,837)	(21,152,225)
Restricted cash, non-current	23,882,960	25,863,450

Prepaid expenses (Tables)	6 Months Ended
Jun. 30, 2012
Prepaid Expenses Disclosure [Abstract]
Schedule of prepaid expenses

	June 30,	December 31,
	2012	2011
	$	$

Prepaid operations and maintenance fees (i)	4,443,174	5,280,000
Prepaid transmission fees (ii)	1,907,352	-
Other	721,193	1,968,572
	7,071,719	7,248,572

Less: Current	(3,824,367)	(4,388,572)
	3,247,352	2,860,000

Deposits (Tables)	6 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Schedule of deposits

				June 30, 2012
	Opening Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	89,587	-	(89,587)	-
SDG&E (ii)	-	491,054	(7,914)	483,140
SCE (iii)	680,000	(52,686)	(27,314)	600,000
Other	65,817	622,923	(156,925)	531,815
	835,404	1,061,291	(281,740)	1,614,955
Less: Current				(906,541)
Deposits, non-current				708,414

			December 31, 2011
	Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	13,890,773	-	(13,801,186)	89,587
Gamesa	66,524,759	-	(66,524,759)	-
SCE (iii)	1,281,250	580,000	(1,181,250)	680,000
Other	615,707	155,749	(705,639)	65,817
	82,312,489	735,749	(82,212,834)	835,404
Less: Current				(89,587)
Deposits, non-current				745,817

Deferred charges (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Charges Disclosure [Abstract]
Schedule of deferred charges

	June 30,	December 31,
	2012	2011
	$	$

Windstar senior secured notes	-	347,147
Windstar bridge financing	-	346,116
Corporate bridge financing	81,973	191,323
	81,973	884,586

Power project development and construction costs (Tables)	6 Months Ended
Jun. 30, 2012
Plant Construction Disclosure [Abstract]
Schedule of power project development and construction costs

		Windstar	Mesa Wind	Yabucoa
		120MW	50MW	30MW	Total
		$	$	$	$

December 31, 2011		258,906,794	554,816	15,640,417	275,102,027
Additions (deductions)		10,096,243	(50,000)	4,569,153	14,615,396
Transfers to intangible assets		(659,152)	-	-	(659,152)
Transfers to inventory		(1,237,691)	-	-	(1,237,691)
Transfers to property and equipment		(267,106,194)	-	-	(267,106,194)
June 30, 2012		-	504,816	20,209,570	20,714,386

	Kingman	Windstar	Mesa Wind	Yabucoa
	10.5MW	120MW	50MW	30MW	Total
	$	$	$	$	$

December 31, 2010	1,021,076	10,339,885	470,310	434,258	12,265,529
Additions	29,973,266	248,566,909	84,506	15,206,159	293,830,840
Transfers to property and equipment	(30,994,342)	-	-	-	(30,994,342)
December 31, 2011	-	258,906,794	554,816	15,640,417	275,102,027

Property and equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

			June 30, 2012
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,650,656	-	9,650,656
Wind turbines and towers	254,097,018	(10,338,563)	243,758,455
Other generating facilities	51,789,674	(2,259,252)	49,530,422
Solar panels and facilities	2,587,257	(92,810)	2,494,447
Meteorological towers	1,086,911	(315,507)	771,404
Furniture and equipment	2,104,360	(221,547)	1,882,813
Automotive (Note 12(g) and (h))	456,085	(354,060)	102,025
	321,771,961	(13,581,739)	308,190,222

			December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,650,656	-	9,650,656
Wind turbines and towers	30,883,331	(6,917,637)	23,965,694
Other generating facilities	12,273,323	(1,517,871)	10,755,451
Solar panels and facilities	2,587,257	(34,606)	2,552,651
Meteorological towers	583,493	(285,791)	297,703
Furniture and equipment	252,247	(182,351)	69,896
Automotive (Note 12(g) and (h))	456,182	(319,877)	136,305
	56,686,489	(9,258,133)	47,428,356

Goodwill and intangible assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets

			June 30, 2012
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreements	147,561	(57,648)	89,913
Interconnection agreement	690,520	(14,110)	676,410
Operations and maintenance agreement	46,584	(707)	45,877
Land right-of-way	368,826	(187,092)	181,734
Intangible assets	1,253,491	(259,557)	993,934
Goodwill	3,694,998	-	3,694,998
	4,948,489	(259,557)	4,688,932

			December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreements	69,907	(58,432)	11,475
Interconnection agreement	155,606	(2,096)	153,510
Land right-of-way	368,826	(183,494)	185,332
Intangible assets	594,339	(244,022)	350,317
Goodwill	3,694,998	-	3,694,998
	4,289,337	(244,022)	4,045,315

Accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Liabilities Disclosure [Abstract]
Schedule of accrued liabilities

	June 30,	December 31,
	2012	2011
	$	$

Construction in progress	428,100	4,320,775
Non-equity incentive plan compensation	1,688,828	1,756,155
Other	413,736	829,970
	2,530,664	6,906,900

Accrued interest liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Interest Liabilities [Abstract]
Schedule of accrued interest liabilities

	June 30,	December 31,
	2012	2011
	$	$

Corporate bridge financing (Note 12(c))	2,744,297	1,390,672
Windstar senior secured notes (Note 12(b))	2,587,292	-
Yabucoa - REC promissory note (Note 12(f))	271,382	2,961
Kingman credit agreement (Note 12(d))	266,747	15,302
	5,869,718	1,408,935

Loans payable (Tables)	6 Months Ended
Jun. 30, 2012
Loans Payable [Abstract]
Schedule of debt

	June 30,	December 31,
	2012	2011
	$	$

Windstar senior secured notes (a)	204,459,000	204,459,000
Windstar bridge financing (b)	55,000,000	51,013,346
Corporate bridge financing (c)	19,704,439	18,867,922
Kingman credit agreement (d)	15,447,222	16,000,000
Deferred financing (e)	15,488,574	15,488,574
REC promissory note (f)	12,006,600	12,006,600
Crane financing contract (g)	36,183	62,242
Vehicle financing (h)	45,378	51,441
	322,187,396	317,949,125
Less: Current	(109,681,695)	(103,160,985)
Loans payable, non-current	212,505,701	214,788,140

Schedule of principal payments due

$

2012	101,991,524
2013	11,850,484
2014	8,331,888
2015	7,969,132
2016	8,481,764
Thereafter	183,562,604
322,187,396

Warrants (Tables)	6 Months Ended
Jun. 30, 2012
Warrants [Abstract]
Share purchase warrants outstanding as at June 30, 2012 :

Number of		Amount	Exercise
warrants (i)		($)	price	Expiry date
			C$
782,250		53	1.50	July 6, 2012
84,052		7,719	1.15	July 19, 2012
382,241		63,722	1.25	November 30, 2012
28,507		10,561	1.00	November 30, 2012
3,000,000	(iii)	874,722	1.00	December 15, 2012
372,259		65,855	1.25	December 17, 2012
4,937		1,895	1.00	December 17, 2012
1,000,000		315,952	1.00	January 31, 2013
775,000	(ii)	133,043	2.00	January 20, 2014
108,500	(ii)	18,626	2.00	January 20, 2014
6,537,746		1,492,148

Schedule of fair value assumptions for warrants using the Black-Scholes pricing model :

	June 30,	December 31,
	2012	2011

Expected life (in years)	2	2
Risk-free interest rate	1.03%	0.95%
Expected stock volatility	61%	62%
Dividend yield	0%	0%

Share capital (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]
Schedule of a summary of stock option information

		Weighted
		average
	Number of	exercise
	Shares	price
		C$

Options outstanding at December 31, 2010	7,400,000	1.26
Granted	310,000	1.70
Exercised	(1,868,123)	1.23
Forfeited	(184,849)	1.32
Expired	(100,000)	1.23
Options outstanding at December 31, 2011	5,557,028	1.29
Granted	-	-
Exercised	(148,415)	1.09
Forfeited	(175,000)	1.35
Expired	-	-
Options outstanding at June 30, 2012	5,233,613	1.29

Schedule of Share-based Compensation, Activity

		Stock options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining	Number of	Weighted
	Number of	average	contractual	exercisable	average
Range of	stock options	exercise	life	options	exercise
exercise prices	outstanding	price	(years)	outstanding	price
C$		C$			C$

1.09 - 1.11	2,214,636	1.09	3.59	2,214,636	1.09
1.34 - 1.50	1,893,977	1.35	1.62	1,868,977	1.35
1.53 - 2.01	1,125,000	1.57	1.25	1,087,500	1.55
	5,233,613	1.29	2.37	5,171,113	1.28

Schedule of basis of calculation diluted earnings per share

	Three months ended			Six months ended
		June 30,		June 30,
	2012	2011	2012	2011

Net earnings (loss)	$2,377,743	$(1,234,965)	$1,730,613	$(1,633,063)

Basic weighted average number of shares	62,722,050	58,653,204	62,394,647	57,213,030
Effect of dilutive securities:
Options	764,441	-	1,208,002	-
Warrants	1,509,580	-	1,937,434	-
Diluted weighted average number of shares	64,996,071	58,653,204	65,540,083	57,213,030

Schedule of stock options and share purchase warrants excluded from the computation of diluted weighted average number of common shares as they were anti-dilutive

	Three months ended		Six months ended
		June 30,		June 30,
	2012	2011	2012	2011

Options	1,125,000	5,888,998	75,000	5,888,998
Warrants	883,500	6,130,726	883,500	6,130,726
	2,008,500	12,019,724	958,500	12,019,724

Deferred income (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Income [Abstract]
Schedule of Deferred Income

	June 30,	December 31,
	2012	2011
	$	$

Kingman cash grant (i)	8,965,776	9,198,886
Windstar wake impact agreement (ii)	351,735	-
	9,317,511	9,198,886
Less: Current	(817,954)	(466,219)
Deferred income, non-current	8,499,557	8,732,667

Related party transactions (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule of expenses were accrued/paid to directors, officers, significant shareholders and the spouse of a director of the Company

	Three months ended		Six months ended
		June 30,		June 30,
	2012	2011	2012	2011
	$	$	$	$

Directors' fees	22,273	23,256	59,739	46,075
Management fees	283,091	301,389	614,424	589,691
Bonuses	-	-	-	50,708
Secretarial	8,909	9,302	17,901	18,430
	314,274	333,947	692,064	704,904

Commitments (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligation, Fiscal Year Maturity Schedule

	Total	2012	2013	2014	2015	2016	Thereafter (1)
	$	$	$	$	$	$	$

Right of way agreement	814,403	81,703	145,355	145,930	146,522	147,132	147,761
Office leases	736,992	82,846	157,192	151,436	158,808	160,037	26,673
Management contract	1,358,363	113,796	234,420	241,452	248,696	256,157	263,842
Operations and maintenance agreement	11,258,700	130,450	334,650	2,533,400	2,753,400	2,753,400	2,753,400
Interconnection agreement	2,500,000	-	-	-	-	-	2,500,000
Dark fiber lease	46,984	7,355	7,539	7,728	7,921	8,119	8,322
Decommission funding	891,114	148,519	148,519	148,519	148,519	148,519	148,519
Land lease	803,436	121,406	171,406	146,406	121,406	121,406	121,406
Vehicle leases	153,614	31,596	63,193	56,438	2,387	-	-
Mesa reclamation deposit (i)	684,911	342,456	342,455	-	-	-	-
	19,248,517	1,060,128	1,604,729	3,431,309	3,587,659	3,594,770	5,969,922

Financial instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments Disclosure [Abstract]
Schedule of Financial Instruments Liquidity Risk

Instrument	Total	1 to 3 months	3 to 6 months	Less than 1 year
Accounts payable	6,340,405	6,340,405	-	-
Accrued liabilities (Note 10)	2,530,664	2,530,664	-	-
Accrued interest liabilities (i)	5,869,718	3,409,008	2,088,920	371,790
Windstar bridge financing (ii)	55,000,000	55,000,000	-	-
Corporate bridge financing (iii)	19,704,439	2,209,426	13,787,047	3,707,966
Deferred financing (ii)	15,488,574	15,488,574	-	-
REC promissory note (iv)	12,006,600	8,500,000	3,506,600	-
TOTAL	116,940,400	93,478,077	19,382,567	4,079,756

Schedule of fair value hierarchy

	Level 1	Level 2	Level 3	Total
	$	$	$	$

Cash	577,930	-	-	577,930
Restricted cash	27,853,797	-	-	27,853,797
Interest rate swap contract	-	(2,318,768)	-	(2,318,768)
Warrants	-	(1,492,148)	-	(1,492,148)
	28,431,727	(3,810,916)	-	24,620,811

Nature of business (Details Textuals)	6 Months Ended
Jun. 30, 2012 MW
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Owned rated capacity in production	165

Significant accounting policies (Details)	6 Months Ended
Jun. 30, 2012
Wind turbines and towers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	9 to 25 years
Solar Panels and Facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	25 years
Other generating facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	14 to 25 years
Meteorological towers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 to 25 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Automobiles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years

Significant accounting policies (Details Textuals)	6 Months Ended
Jun. 30, 2012
Kingman Turbine Supply Agreement
Schedule Of Inventory [Line Items]
Period of inventory funded under agreement	2 years
Windstar Turbine Supply Agreement
Schedule Of Inventory [Line Items]
Period of inventory funded under agreement	5 years

Restricted cash (Details)	Jun. 30, 2012 USD ($)		Dec. 31, 2011 USD ($)		Jun. 30, 2012 Restricted term deposits USD ($)		Dec. 31, 2011 Restricted term deposits USD ($)		Jun. 30, 2012 Restricted use funds from operations - Kingman USD ($)		Dec. 31, 2011 Restricted use funds from operations - Kingman USD ($)		Jun. 30, 2012 Restricted use funds from operations - Windstar USD ($)		Dec. 31, 2011 Restricted use funds from operations - Windstar USD ($)	Jun. 30, 2012 Operations and maintenance reserve - Kingman USD ($)		Dec. 31, 2011 Operations and maintenance reserve - Kingman USD ($)		Jun. 30, 2012 Debt service reserves USD ($)		Dec. 31, 2011 Debt service reserves USD ($)		Jun. 30, 2012 Construction Escrow Account USD ($)	Dec. 31, 2011 Construction Escrow Account USD ($)		Jun. 30, 2012 Restricted credit card - term deposit USD ($)		Jun. 30, 2012 Restricted credit card - term deposit CAD	Dec. 31, 2011 Restricted credit card - term deposit USD ($)		Dec. 31, 2011 Restricted credit card - term deposit CAD
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 27,853,797		$ 47,015,675		$ 12,000,000	[1]	$ 12,000,000	[1]	$ 434,541	[2]	$ 382,426	[2]	$ 3,536,296	[2]	[2]	$ 257,730	[3]	$ 257,730	[3]	$ 11,517,281	[4]	$ 10,044,143	[4]	[5]	$ 24,226,678	[5]	$ 107,949	[6]	110,000	$ 104,698	[6]	100,000
Less: Current	(3,970,837)	[2]	(21,152,225)	[2]
Restricted cash, non-current	$ 23,882,960		$ 25,863,450

[1]	The Company secured a development bond of $2,400,000 in 2010, and a performance bond of $9,600,000 in 2011, with Southern California Edison ("SCE") as required by the related Windstar power purchase agreement ("PPA"). The combined bonds of $12,000,000 will remain with SCE, as performance collateral, for the 20 year term of the PPA, and shall be returned to the Company upon performance completion.
[2]	On June 30, 2012, the Company had a restricted use funds balance of $434,541 and $3,536,296, from the Kingman and Windstar projects' net cash flows from operations. These funds are restricted use funds reserved for working capital requirements and distributions, in accordance with the respective annual operating budget and credit agreement.
[3]	On December 31, 2011, the Company funded the Kingman project operations and maintenance reserve with an amount of $257,730, as required by the Kingman credit agreement.
[4]	On January 18, 2011 and April 30, 2012, the Company transferred a total of $9,213,950 and $1,473,138 from the Windstar construction escrow account to the debt service reserve account for the entirety of the Windstar senior secured notes term (Note 12 (a)). On December 31, 2011, the Company funded the Kingman debt service reserve with an amount of $830,193, as required by the Kingman credit agreement.
[5]	On December 9, 2010, the Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders (Note 12). In accordance with the agreement, the full $204,459,000 has been drawn from the lenders, and an additional $4,781,795 in cash equity was provided by the Company. As of June 30, 2012, the full $209,240,795 had been paid out and used strictly for Windstar project costs (Note 12 (a)).
[6]	As of June 30, 2012, C$110,000 (December 31, 2011 - C$100,000) is held on deposit to secure corporate credit cards.

Restricted cash (Details Textuals 1)	6 Months Ended
	Jun. 30, 2012 USD ($)	Apr. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 18, 2011 USD ($)	Jun. 30, 2012 Restricted term deposits USD ($)		Dec. 31, 2011 Restricted term deposits USD ($)		Jun. 30, 2012 Restricted term deposits Southern California Edison USD ($)	Dec. 31, 2010 Development bond Southern California Edison USD ($)	Dec. 31, 2011 Performance bond Southern California Edison USD ($)	Jun. 30, 2012 Restricted use funds from operations - Kingman USD ($)		Dec. 31, 2011 Restricted use funds from operations - Kingman USD ($)		Jun. 30, 2012 Restricted use funds from operations - Windstar USD ($)		Dec. 31, 2011 Restricted use funds from operations - Windstar USD ($)	Jun. 30, 2012 Operations and maintenance reserve - Kingman USD ($)		Dec. 31, 2011 Operations and maintenance reserve - Kingman USD ($)		Jun. 30, 2012 Restricted credit card - term deposit USD ($)		Jun. 30, 2012 Restricted credit card - term deposit CAD	Dec. 31, 2011 Restricted credit card - term deposit USD ($)		Dec. 31, 2011 Restricted credit card - term deposit CAD
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 27,853,797		$ 47,015,675		$ 12,000,000	[1]	$ 12,000,000	[1]	$ 12,000,000	$ 2,400,000	$ 9,600,000	$ 434,541	[2]	$ 382,426	[2]	$ 3,536,296	[2]	[2]	$ 257,730	[3]	$ 257,730	[3]	$ 107,949	[4]	110,000	$ 104,698	[4]	100,000
Term of power purchase agreement	20 years
Amount transfer from escrow account to reserve account		1,473,138		9,213,950
Debt service reserve as required by the Kingman credit agreement			$ 830,193

[1]	The Company secured a development bond of $2,400,000 in 2010, and a performance bond of $9,600,000 in 2011, with Southern California Edison ("SCE") as required by the related Windstar power purchase agreement ("PPA"). The combined bonds of $12,000,000 will remain with SCE, as performance collateral, for the 20 year term of the PPA, and shall be returned to the Company upon performance completion.
[2]	On June 30, 2012, the Company had a restricted use funds balance of $434,541 and $3,536,296, from the Kingman and Windstar projects' net cash flows from operations. These funds are restricted use funds reserved for working capital requirements and distributions, in accordance with the respective annual operating budget and credit agreement.
[3]	On December 31, 2011, the Company funded the Kingman project operations and maintenance reserve with an amount of $257,730, as required by the Kingman credit agreement.
[4]	As of June 30, 2012, C$110,000 (December 31, 2011 - C$100,000) is held on deposit to secure corporate credit cards.

Restricted cash (Details Textuals 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Windstar senior secured notes		Dec. 31, 2011 Windstar senior secured notes		Dec. 09, 2010 Windstar Senior Secured Notes Series D	Jun. 30, 2012 Windstar Senior Secured Notes Series D
Debt Instrument [Line Items]
Loan payable	$ 322,187,396	$ 317,949,125	$ 204,459,000	[1]	$ 204,459,000	[2]	$ 204,459,000
Cash equity							4,781,795
Reduction in loans payable								$ 209,240,795

[1]	The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012. The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3). The notes are secured by a first lien on all the project assets including restricted cash amounts.
[2]	The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012. The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3). The notes are secured by a first lien on all the project assets including restricted cash amounts.

Prepaid expenses (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011
Prepaid Expenses Disclosure [Abstract]
Prepaid operations and maintenance fees	$ 4,443,174	[1]	$ 5,280,000	[1]
Prepaid transmission fees	1,907,352	[2]		[2]
Other	721,193		1,968,572
Prepaid expense	7,071,719		7,248,572
Less: Current	(3,824,367)		(4,388,572)
Prepaid expense, Noncurrent	$ 3,247,352		$ 2,860,000

[1]	Pursuant to the terms of the Windstar TSA, the Company prepaid the first two years of operations and maintenance services. Effective March 12, 2012, Windstar was fully commissioned and commercially operational, and the first year of prepaid operations and maintenance services commenced.
[2]	Pursuant to the terms of the Windstar point-to-point transmission service agreement, the Company prepaid its first initial payment of $2,000,000 in the second quarter of 2012 and will make its second payment of $2,500,000 on the tenth anniversary date (Note 18).

Prepaid expenses (Details Textuals) (USD $)	6 Months Ended
Jun. 30, 2012
Windstar Turbine Supply Agreement
Schedule Of Prepaid Expenses [Line Items]
Number of years for operations and maintenance services paid in advance	2 years
Windstar Point To Point Transmission Service Agreement
Schedule Of Prepaid Expenses [Line Items]
Initial payment of prepaid expenses	2,000,000
Second payment of prepaid expenses on the tenth anniversary	2,500,000

Deposits (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Deposits Assets [Roll Forward]
Opening Initial deposits	$ 835,404		$ 82,312,489
Deposits made	1,061,291		735,749
Costs incurred	(281,740)		(82,212,834)
Remaining deposits	1,614,955		835,404
Less: Current	(906,541)		(89,587)
Deposits, non-current	708,414		745,817
RMT
Deposits Assets [Roll Forward]
Opening Initial deposits	89,587	[1]	13,890,773	[1]
Deposits made		[1]		[1]
Costs incurred	(89,587)	[1]	(13,801,186)	[1]
Remaining deposits		[1]	89,587	[1]
SDG&E
Deposits Assets [Roll Forward]
Opening Initial deposits		[2]
Deposits made	491,054	[2]
Costs incurred	(7,914)	[2]
Remaining deposits	483,140	[2]
Gamesa
Deposits Assets [Roll Forward]
Opening Initial deposits			66,524,759
Deposits made
Costs incurred			(66,524,759)
Remaining deposits
SCE
Deposits Assets [Roll Forward]
Opening Initial deposits	680,000	[3]	1,281,250	[3]
Deposits made	(52,686)	[3]	580,000	[3]
Costs incurred	(27,314)	[3]	(1,181,250)	[3]
Remaining deposits	600,000	[3]	680,000	[3]
Other
Deposits Assets [Roll Forward]
Opening Initial deposits	65,817		615,707
Deposits made	622,923		155,749
Costs incurred	(156,925)		(705,639)
Remaining deposits	$ 531,815		$ 65,817

[1]	In December 2010, the Company entered into two Engineering, Procurement and Construction Agreements ("EPC's") with RMT, Inc. ("RMT") for a total of $53 million. Effective March 12, 2012, Windstar was fully commissioned and commercially operational, and the remaining deposit was utilised.
[2]	On March 26, 2012, the Company made a $483,140 delivery term security deposit with SDG&E, as performance assurance for the term of the PPA, up to expiration on December 31, 2013. Any unused portion of the deposit shall be returned upon early termination, or upon expiration of the agreement.
[3]	The Company has a $100,000 large generator interconnection agreement deposit, and a $500,000 interconnection study deposit with SCE, in relation to the Company's Mesa repower and expansion initiatives. The interconnection study has been completed, at a much lower cost than anticipated, and the unused deposit was refunded in the third quarter of 2012.

Deposits (Detail Textuals) (USD $)	1 Months Ended
	Dec. 31, 2010 RMT Agreements	Mar. 26, 2012 SDG&E	Jun. 30, 2012 SCE
Schedule Of Deposits Assets [Line Items]
Number of agreements	2
Engineering, Procurement and Construction Agreements	$ 53,000,000
Delivery term security deposit		483,140
Large generator interconnection agreement deposit			100,000
Interconnection study deposit			$ 500,000

Deferred charges (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Windstar senior secured notes	Mar. 12, 2012 Windstar senior secured notes	Dec. 31, 2011 Windstar senior secured notes	Jun. 30, 2012 Windstar bridge financing	Mar. 12, 2012 Windstar bridge financing	Dec. 31, 2011 Windstar bridge financing	Nov. 14, 2012 Corporate bridge financing	Jun. 30, 2012 Corporate bridge financing	Dec. 31, 2011 Corporate bridge financing
Debt Instrument [Line Items]
Deferred finance costs, noncurrent, net	$ 81,973	$ 884,586		$ 6,645,380	$ 347,147		$ 6,625,650	$ 346,116	$ 220,000	$ 81,973	$ 191,323

Deferred charges (Details Textuals) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Windstar senior secured notes	Mar. 12, 2012 Windstar senior secured notes	Dec. 31, 2011 Windstar senior secured notes	Jun. 30, 2012 Windstar bridge financing	Mar. 12, 2012 Windstar bridge financing	Dec. 31, 2011 Windstar bridge financing	Nov. 14, 2012 Corporate bridge financing	Jun. 30, 2012 Corporate bridge financing	Dec. 31, 2011 Corporate bridge financing	Nov. 14, 2011 Corporate bridge financing
Debt Instrument [Line Items]
Deferred finance fees	$ 81,973	$ 884,586		$ 6,645,380	$ 347,147		$ 6,625,650	$ 346,116	$ 220,000	$ 81,973	$ 191,323
Debt instrument, face amount												2,000,000
Amortization of deferred finance fees										$ 138,027	$ 28,677

Power project development and construction costs (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance	$ 275,102,027	$ 12,265,529
Additions (deductions)	14,615,396	293,830,840
Transfers to intangible assets	(659,152)
Transfers to inventory	(1,237,691)
Transfers to property and equipment	(267,106,194)	(30,994,342)
Ending balance	20,714,386	275,102,027
Kingman 10.5MW
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance		1,021,076
Additions (deductions)		29,973,266
Transfers to property and equipment		(30,994,342)
Ending balance
Windstar 120MW
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance	258,906,794	10,339,885
Additions (deductions)	10,096,243	248,566,909
Transfers to intangible assets	(659,152)
Transfers to inventory	(1,237,691)
Transfers to property and equipment	(267,106,194)
Ending balance		258,906,794
Mesa Wind 50MW
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance	554,816	470,310
Additions (deductions)	(50,000)	84,506
Transfers to intangible assets
Transfers to inventory
Transfers to property and equipment
Ending balance	504,816	554,816
Yabucoa 30MW
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance	15,640,417	434,258
Additions (deductions)	4,569,153	15,206,159
Transfers to intangible assets
Transfers to inventory
Transfers to property and equipment
Ending balance	$ 20,209,570	$ 15,640,417

Power project development and construction costs (Detail Textuals)	6 Months Ended
Jun. 30, 2012 MW
Kingman Project
Schedule Of Power Project Development and Construction Costs [Line Items]
Capacity of energy	10.5
Windstar Project
Schedule Of Power Project Development and Construction Costs [Line Items]
Capacity of wind energy commercially operational effective March 12, 2012	120
Capacity of energy	120
Mesa Wind Project
Schedule Of Power Project Development and Construction Costs [Line Items]
Capacity of energy	50
Yabucoa Project
Schedule Of Power Project Development and Construction Costs [Line Items]
Capacity of energy	30

Property and equipment (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 321,771,961	$ 56,686,489
Accumulated amortization	(13,581,739)	(9,258,133)
Net book value	308,190,222	47,428,356
Land
Property, Plant and Equipment [Line Items]
Cost	9,650,656	9,650,656
Accumulated amortization
Net book value	9,650,656	9,650,656
Wind turbines and towers
Property, Plant and Equipment [Line Items]
Cost	254,097,018	30,883,331
Accumulated amortization	(10,338,563)	(6,917,637)
Net book value	243,758,455	23,965,694
Other generating facilities
Property, Plant and Equipment [Line Items]
Cost	51,789,674	12,273,323
Accumulated amortization	(2,259,252)	(1,517,871)
Net book value	49,530,422	10,755,451
Solar Panels and Facilities
Property, Plant and Equipment [Line Items]
Cost	2,587,257	2,587,257
Accumulated amortization	(92,810)	(34,606)
Net book value	2,494,447	2,552,651
Meteorological towers
Property, Plant and Equipment [Line Items]
Cost	1,086,911	583,493
Accumulated amortization	(315,507)	(285,791)
Net book value	771,404	297,703
Furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	2,104,360	252,247
Accumulated amortization	(221,547)	(182,351)
Net book value	1,882,813	69,896
Automotive (Note 12(g) and (h))
Property, Plant and Equipment [Line Items]
Cost	456,085	456,182
Accumulated amortization	(354,060)	(319,877)
Net book value	$ 102,025	$ 136,305

Property and equipment (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Total amortization	$ 3,033,939	$ 234,588	$ 4,323,607	$ 467,334

Goodwill and intangible assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Cost	$ 1,253,491	$ 594,339
Accumulated amortization	(259,557)	(244,022)
Net book value	993,934	350,317
Goodwill (Note 9)	3,694,998	3,694,998
Intangible assets gross including goodwill	4,948,489	4,289,337
Intangible assets, net (including goodwill)	4,688,932	4,045,315
Power purchase agreements
Intangible Assets [Line Items]
Cost	147,561	69,907
Accumulated amortization	(57,648)	(58,432)
Net book value	89,913	11,475
Interconnection agreement
Intangible Assets [Line Items]
Cost	690,520	155,606
Accumulated amortization	(14,110)	(2,096)
Net book value	676,410	153,510
Operations and maintenance agreement
Intangible Assets [Line Items]
Cost	46,584
Accumulated amortization	(707)
Net book value	45,877
Land right-of-way
Intangible Assets [Line Items]
Cost	368,826	368,826
Accumulated amortization	(187,092)	(183,494)
Net book value	$ 181,734	$ 185,332

Goodwill and intangible assets (Details Textuals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 12,907	$ 2,656	$ 15,535	$ 5,313

Accrued liabilities (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Accrued Liabilities Disclosure [Abstract]
Construction in progress	$ 428,100	$ 4,320,775
Non-equity incentive plan compensation	1,688,828	1,756,155
Other	413,736	829,970
Accrued liabilities, current, Total	$ 2,530,664	$ 6,906,900

Accrued interest liabilities (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Accrued interest liabilities	$ 5,869,718	[1]	$ 1,408,935
Corporate bridge financing
Debt Instrument [Line Items]
Accrued interest liabilities	2,744,297		1,390,672
Windstar senior secured notes
Debt Instrument [Line Items]
Accrued interest liabilities	2,587,292
REC promissory note
Debt Instrument [Line Items]
Accrued interest liabilities	271,382		2,961
Kingman credit agreement
Debt Instrument [Line Items]
Accrued interest liabilities	$ 266,747		$ 15,302

[1]	Accrued interest liabilities comprise of corporate bridge financing, Windstar senior secured notes, the REC promissory note and the Kingman credit agreement. The corporate bridge financing are due on maturity dates being August 31, 2012, November 14, 2012, December 2012, and January 15, 2013. The Windstar senior secured notes is due on July 31, 2012 utilizing our restricted cash and accounts receivable balances, the REC promissory note accrued interest is due on November 30, 2012, and the Kingman credit agreement in due at the beginning of July utilizing our restricted cash and accounts receivable balances.

Loans payable (Details 1) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 29, 2011
Debt Instrument [Line Items]
Loan payable	$ 322,187,396		$ 317,949,125
Less: Current	(109,681,695)		(103,160,985)
Loans payable, non-current	212,505,701		214,788,140
Windstar senior secured notes
Debt Instrument [Line Items]
Loan payable	204,459,000	[1]	204,459,000	[2]
Windstar bridge financing
Debt Instrument [Line Items]
Loan payable	55,000,000	[3]	51,013,346	[4]
Corporate bridge financing
Debt Instrument [Line Items]
Loan payable	19,704,439	[5]	18,867,922	[6]
Kingman credit agreement
Debt Instrument [Line Items]
Loan payable	15,447,222	[7]	16,000,000	[7]
Deferred financing
Debt Instrument [Line Items]
Loan payable	15,488,574	[3]	15,488,574	[8]
REC promissory note
Debt Instrument [Line Items]
Loan payable	12,006,600	[9]	12,006,600	[9]	12,006,600
Crane financing contract
Debt Instrument [Line Items]
Loan payable	36,183	[10]	62,242	[10]
Vehicle financing
Debt Instrument [Line Items]
Loan payable	$ 45,378	[11]	$ 51,441	[11]

[1]	The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012. The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3). The notes are secured by a first lien on all the project assets including restricted cash amounts.
[2]	The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012. The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3). The notes are secured by a first lien on all the project assets including restricted cash amounts.
[3]	On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows: $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b)); $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c)); $5,248,127 used to fund the debt service reserve account, and; $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).
[4]	The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit ("LC"). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at June 30, 2012, Rabobank had funded $55,000,000 of the LC (December 31, 2011 - $51,013,346). The loan was subsequently repaid on July 16, 2012 (Note 22). The proceeds of the letter of credit were used to pay specified costs for the Windstar project.
[5]	The corporate bridge financing is due on maturity dates being August 31, 2012 ($2,209,426), November 14, 2012 ($2,081,973), December 2012 ($11,705,073), and January 15, 2013 ($3,707,966).
[6]	During the period ended June 30, 2012, the Company renewed two of its corporate loan agreements, originally entered into on January 15, 2010. The loans including outstanding interest were renewed on January 15, 2012. The $2,930,550 loan bears interest at 20% per annum, and the $778,287 loan bears interest at 25% per annum. Both loans mature on January 15, 2013. The Company originally entered into two corporate loan agreements in December 2010, both of the loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan bears interest at 20% per annum, and the $5,070,840 loan bears interest at 25% per annum. On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012. The Company originally entered into a corporate loan agreement on June 30, 2010, the loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan bears interest at 12% per annum, and includes a bonus of $243,037 payable at maturity. The loan was subsequently renewed (Note 22). All corporate loan agreements allow for early repayment by the Company, without premium or penalty.
[7]	On December 20, 2010, the Company signed a credit agreement with Keybank National Association ("Keybank"). Under the agreement, Keybank provided the Company with a Construction Loan facility of up to $16,000,000. The proceeds from the loan are to be used solely to pay construction costs related to the Kingman project. Interest is paid at a rate per annum equal to the adjusted Eurodollar rate in effect and the applicable margin of 3.25%. On December 23, 2011, the Construction Loan Facility was converted to a $16,000,000 Term Loan. As of the date of conversion, the applicable margin with respect of the Base Rate and Eurodollar Loans will increase by 0.25% on each three-year anniversary of the conversion date until final maturity date. The maturity date of the Term loan is 7 years from the conversion date and the loan will be amortized over 18 years. The funds from operations are held in restricted escrow accounts. On a monthly basis, the Company applies for funds to be released from the escrow accounts to pay for specified operations costs and debt service payments. In order to make distributions from these restricted escrow accounts, the Company must, among other requirements, maintain a minimum debt service coverage ratio. Distribution dates are semi-annual on June 30 and December 31. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000. The loans are secured by a first lien on all of the assets of the Company. In connection with the Term loan, the Company entered into two consecutive interest rate swap contracts with Keybank that fix the average interest rate for the term loan to 6.78% per annum, commencing on term conversion, and at 6.73% per annum on the latter half, ending July 29, 2029 (Note 13).
[8]	The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).
[9]	On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of 3% per annum up to March 31, 2012, 6% per annum up to June 30, 2012, and 7.5% per annum thereafter. On August 15, 2012 the company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012. On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company's Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.
[10]	The Wells Fargo Equipment Finance contract balance of $36,183 as at June 30, 2012 is secured by the equipment purchased and is repayable in 60 blended monthly payments of $4,638 commencing on March 20, 2008 with interest at a rate of 6.82% per annum.
[11]	The Company financed the purchase of a vehicle, the contract balance was $45,378 as at June 30, 2012 and is secured by the vehicle and is repayable in 48 blended monthly payments of $1,297 commencing on October 15, 2011, with interest at a rate of 5.49% per annum.

Loans payable (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Loans Payable [Abstract]
2012	$ 101,991,524
2013	11,850,484
2014	8,331,888
2015	7,969,132
2016	8,481,764
Thereafter	183,562,604
Loan payable	$ 322,187,396	$ 317,949,125

Loans payable (Details Textuals 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Windstar senior secured notes		Dec. 31, 2011 Windstar senior secured notes		Jun. 30, 2012 Windstar Senior Secured Notes Series D	Dec. 09, 2010 Windstar Senior Secured Notes Series D
Debt Instrument [Line Items]
Loan payable	$ 322,187,396	$ 317,949,125	$ 204,459,000	[1]	$ 204,459,000	[2]		$ 204,459,000
Interest rate							7.19%
Maturity term							20 years

[1]	The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012. The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3). The notes are secured by a first lien on all the project assets including restricted cash amounts.
[2]	The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012. The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3). The notes are secured by a first lien on all the project assets including restricted cash amounts.

Loans payable (Details Textuals 2) (Windstar bridge financing, Rabobank, USD $)	Jun. 30, 2012	Dec. 31, 2011
Windstar bridge financing | Rabobank
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 55,000,000	$ 51,013,346

Loans payable (Details Textuals 3) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010 Corporate bridge financing Loans	Jun. 30, 2012 Corporate bridge financing Loans	Nov. 14, 2012 Corporate bridge financing	Dec. 31, 2011 Corporate bridge financing	Nov. 14, 2011 Corporate bridge financing	Jan. 15, 2012 Corporate loans payable, interest rate at 20% p.a matures on January 15, 2013	Jan. 15, 2012 Corporate loans payable interest rate at 25% p.a matures on January 15, 2013	Dec. 31, 2010 Corporate loans payable interest rate at 20% p.a matures in December 2012	Dec. 31, 2010 Corporate loans payable interest rate at 25% p.a matures in December 2012	Nov. 14, 2011 Corporate promissory notes payable matures on November 13, 2012	Jun. 30, 2010 Corporate promissory notes payable matures on November 13, 2012
Debt Instrument [Line Items]
Number of loans payable renewed				2
Debt instrument, face amount							$ 2,000,000	$ 2,930,550	$ 778,287	$ 6,634,233	$ 5,070,840	$ 2,000,000	$ 2,209,426
Debt instrument, interest rate, stated percentage								20.00%	25.00%	20.00%	25.00%	12.00%	12.00%
Number of loans payable originally entered			2
Deferred finance costs, noncurrent, net	81,973	884,586		81,973	220,000	191,323						220,000
Bonus payable at maturity													$ 243,037

Loans payable (Details Textuals 4) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 20, 2010 Construction Loan facility	Dec. 23, 2011 Term Loan	Jun. 30, 2012 Term Loan	Jun. 30, 2012 Term Loan Interest rate swap contracts	Jun. 30, 2012 Kingman credit agreement		Dec. 31, 2011 Kingman credit agreement		Jun. 30, 2012 Deferred financing		Dec. 31, 2011 Deferred financing
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 16,000,000	$ 16,000,000
Description of variable rate basis			Adjusted Eurodollar rate
Applicable margin			3.25%
Increase in applicable margin each three-year anniversary of the conversion date				0.0025
Maturity period from the conversion date				7 years
Amortization period				18 years	18 years
First distribution from restricted escrow account							300,000
Number of consecutive derivative contracts to fix average interest rate						2
Average interest rate on term conversion						6.78%
Average interest rate on latter half, ending July 29, 2029						6.73%
Loan payable	$ 322,187,396	$ 317,949,125					$ 15,447,222	[1]	$ 16,000,000	[1]	$ 15,488,574	[2]	$ 15,488,574	[3]
Debt instrument, interest rate, stated percentage											10.00%

[1]	On December 20, 2010, the Company signed a credit agreement with Keybank National Association ("Keybank"). Under the agreement, Keybank provided the Company with a Construction Loan facility of up to $16,000,000. The proceeds from the loan are to be used solely to pay construction costs related to the Kingman project. Interest is paid at a rate per annum equal to the adjusted Eurodollar rate in effect and the applicable margin of 3.25%. On December 23, 2011, the Construction Loan Facility was converted to a $16,000,000 Term Loan. As of the date of conversion, the applicable margin with respect of the Base Rate and Eurodollar Loans will increase by 0.25% on each three-year anniversary of the conversion date until final maturity date. The maturity date of the Term loan is 7 years from the conversion date and the loan will be amortized over 18 years. The funds from operations are held in restricted escrow accounts. On a monthly basis, the Company applies for funds to be released from the escrow accounts to pay for specified operations costs and debt service payments. In order to make distributions from these restricted escrow accounts, the Company must, among other requirements, maintain a minimum debt service coverage ratio. Distribution dates are semi-annual on June 30 and December 31. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000. The loans are secured by a first lien on all of the assets of the Company. In connection with the Term loan, the Company entered into two consecutive interest rate swap contracts with Keybank that fix the average interest rate for the term loan to 6.78% per annum, commencing on term conversion, and at 6.73% per annum on the latter half, ending July 29, 2029 (Note 13).
[2]	On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows: $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b)); $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c)); $5,248,127 used to fund the debt service reserve account, and; $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).
[3]	The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).

Loans payable (Details Textuals 5) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011		Dec. 29, 2011 MW
Debt Instrument [Line Items]
Loan payable		$ 322,187,396	$ 317,949,125
REC promissory note
Debt Instrument [Line Items]
Loan payable		12,006,600 [1]	12,006,600	[1]	12,006,600
Effective interest rate during the period	3.00%	6.00%
Effective interest rate for subsequent period		7.50%
Debt instrument partial payment to be made on August 15, 2012		500,000
Debt instrument partial negotiated principal to be paid on September 15, 2012		500,000
Debt instrument partial negotiated principal to be paid on September 30, 2012		7,500,000
Debt instrument partial negotiated principal to be paid on October 31, 2012		$ 1,000,000
Purchase of solar modules for use in construction					42
Purchase of initial solar modules against promissory note					12

[1]	On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of 3% per annum up to March 31, 2012, 6% per annum up to June 30, 2012, and 7.5% per annum thereafter. On August 15, 2012 the company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012. On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company's Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.

Loans payable (Details Textuals 6) (USD $)	6 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Loan payable	$ 322,187,396		$ 317,949,125
Crane financing contract
Debt Instrument [Line Items]
Loan payable	36,183	[1]	62,242	[1]
Debt Instrument, Frequency of Periodic Payment	60 blended monthly payments
Debt instrument, monthly payments	4,638
Effective interest rate during the period	6.82%
Vehicle financing
Debt Instrument [Line Items]
Loan payable	45,378	[2]	51,441	[2]
Debt Instrument, Frequency of Periodic Payment	48 blended monthly payments
Debt instrument, monthly payments	$ 1,297
Effective interest rate during the period	5.49%

[1]	The Wells Fargo Equipment Finance contract balance of $36,183 as at June 30, 2012 is secured by the equipment purchased and is repayable in 60 blended monthly payments of $4,638 commencing on March 20, 2008 with interest at a rate of 6.82% per annum.
[2]	The Company financed the purchase of a vehicle, the contract balance was $45,378 as at June 30, 2012 and is secured by the vehicle and is repayable in 48 blended monthly payments of $1,297 commencing on October 15, 2011, with interest at a rate of 5.49% per annum.

Warrants (Details 1)	Jun. 30, 2012 USD ($)		Jan. 20, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2012 Warrants expiring on July 6, 2012 USD ($)		Jun. 30, 2012 Warrants expiring on July 6, 2012		Jun. 30, 2012 Warrants expiring on July 19, 2012 USD ($)		Jun. 30, 2012 Warrants expiring on July 19, 2012		Jun. 30, 2012 Warrants expiring on November 30, 2012 one USD ($)		Jun. 30, 2012 Warrants expiring on November 30, 2012 one		Jun. 30, 2012 Warrants expiring on November 30, 2012 two USD ($)		Jun. 30, 2012 Warrants expiring on November 30, 2012 two		Jun. 30, 2012 Warrants expiring on December 15, 2012 USD ($)		Jun. 30, 2012 Warrants expiring on December 15, 2012		Jun. 30, 2012 Warrants expiring on December 17, 2012 one USD ($)		Jun. 30, 2012 Warrants expiring on December 17, 2012 one		Jun. 30, 2012 Warrants expiring on December 17, 2012 two USD ($)		Jun. 30, 2012 Warrants expiring on December 17, 2012 two		Jun. 30, 2012 Warrants expiring on January 31, 2013 USD ($)		Jun. 30, 2012 Warrants expiring on January 31, 2013		Jun. 30, 2012 Warrants expiring on January 20, 2014 one USD ($)		Jun. 30, 2012 Warrants expiring on January 20, 2014 one		Jan. 20, 2012 Warrants expiring on January 20, 2014 one	Jun. 30, 2012 Share purchase warrants expiring on January 20, 2014 USD ($)		Jun. 30, 2012 Share purchase warrants expiring on January 20, 2014		Jan. 20, 2012 Share purchase warrants expiring on January 20, 2014
Class of Warrant or Right [Line Items]
Number of warrants	6,537,746	[1]				782,250	[1]	782,250	[1]	84,052	[1]	84,052	[1]	382,241	[1]	382,241	[1]	28,507	[1]	28,507	[1]	3,000,000	[1],[2]	3,000,000	[1],[2]	372,259	[1]	372,259	[1]	4,937	[1]	4,937	[1]	1,000,000	[1]	1,000,000	[1]	775,000	[1],[3]	775,000	[1],[3]	775,000	108,500	[1],[3]	108,500	[1],[3]	108,500
Amount	$ 1,492,148			$ 5,664,412	$ 6,424,087	$ 53				$ 7,719				$ 63,722				$ 10,561				$ 874,722				$ 65,855				$ 1,895				$ 315,952				$ 133,043					$ 18,626
Exercise price of warrants			2			1.5		1.5		1.15		1.15		1.25		1.25		1		1		1		1		1.25		1.25		1		1		1		1		2		2		2	2		2		2

[1]	Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated. Warrants granted are exercisable at the holder's option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.
[2]	3,000,000 warrants were exercised on August 13, 2012 (Note 22). For the six months ended June 30, 2012, 29,694 warrants were exercised at a price of C$1.82. No warrants were exercised for the three months ended June 30, 2012.
[3]	On January 20, 2012, the Company granted 775,000 warrants, exercisable into common shares at any time before January 20, 2014, with an exercise price of C$2.00 per share. The warrants are subject to a hold period which expires on May 21, 2012. In connection with the Company's January 20, 2012, non-brokered private placement (Note 15(c)), the Company issued 108,500 share purchase warrants (the "Finder's Warrants"). Each Finder's Warrant entitles the holder to purchase one common share of the Company (the "Finder's Warrant Share") at a price of C$2.00 per share until January 20, 2014. The Finder's Warrants are also subject to a hold period which expired on May 21, 2011.

Warrants (Details 2) (Warrants)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants
Class of Warrant or Right [Line Items]
Expected life (in years)	2 years	2 years
Risk-free interest rate	1.03%	0.95%
Expected stock volatility	61.00%	62.00%
Dividend yield	0.00%	0.00%

Warrants (Details Textuals)	Jun. 30, 2012		Jan. 20, 2012	Jun. 30, 2012 Warrants expiring on January 20, 2014 one		Jan. 20, 2012 Warrants expiring on January 20, 2014 one	Jun. 30, 2012 Share purchase warrants expiring on January 20, 2014		Jan. 20, 2012 Share purchase warrants expiring on January 20, 2014	Aug. 13, 2012 Warrants expiring on December 15, 2012	Jun. 30, 2012 Warrants expiring on December 15, 2012		Jun. 30, 2012 Warrants
Class of Warrant or Right [Line Items]
Number of warrants	6,537,746	[1]		775,000	[1],[2]	775,000	108,500	[1],[2]	108,500		3,000,000	[1],[3]
Exercise price per warrant			2	2		2	2		2		1		1.82
Number of warrants exercised										3,000,000			29,694

[1]	Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated. Warrants granted are exercisable at the holder's option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.
[2]	On January 20, 2012, the Company granted 775,000 warrants, exercisable into common shares at any time before January 20, 2014, with an exercise price of C$2.00 per share. The warrants are subject to a hold period which expires on May 21, 2012. In connection with the Company's January 20, 2012, non-brokered private placement (Note 15(c)), the Company issued 108,500 share purchase warrants (the "Finder's Warrants"). Each Finder's Warrant entitles the holder to purchase one common share of the Company (the "Finder's Warrant Share") at a price of C$2.00 per share until January 20, 2014. The Finder's Warrants are also subject to a hold period which expired on May 21, 2011.
[3]	3,000,000 warrants were exercised on August 13, 2012 (Note 22). For the six months ended June 30, 2012, 29,694 warrants were exercised at a price of C$1.82. No warrants were exercised for the three months ended June 30, 2012.

Share capital (Details 1) (CAD)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning balance (in shares)	5,557,028	7,400,000
Granted (in shares)		310,000
Exercised (in shares)	(148,415)	(1,868,123)
Forfeited (in shares)	(175,000)	(184,849)
Expired (in shares)		(100,000)
Options outstanding, ending balance (in shares)	5,233,613	5,557,028
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, beginning balance	1.29	1.26
Granted		1.7
Exercised	1.09	1.23
Forfeited	1.35	1.32
Expired		1.23
Options outstanding, ending balance	1.29	1.29

Share capital (Details 2) (CAD)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Stock Options	Jun. 30, 2012 Stock Options Range of exercise prices - Dollar 1.09 To 1.11	Jun. 30, 2012 Stock Options Range of exercise prices - Dollar 1.34 To 1.50	Jun. 30, 2012 Stock Options Range of exercise prices - Dollar 1.53 To 2.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range limit of exercise prices					1.09	1.34	1.53
Upper range limit of exercise prices					1.11	1.5	2.01
Number of stock options outstanding	5,233,613	5,557,028	7,400,000	5,233,613	2,214,636	1,893,977	1,125,000
Weighted average exercise price of stock options outstanding	1.29	1.29	1.26	1.29	1.09	1.35	1.57
Weighted average remaining contractual life (years) of stock options outstanding				2 years 4 months	3 years 7 months	1 year 7 months	1 year 3 months
Number of exercisable options outstanding				5,171,113	2,214,636	1,868,977	1,087,500
Weighted average exercise price of options exercisable				1.28	1.09	1.35	1.55

Share capital (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Net earnings (loss) for the period	$ 2,377,743	$ (1,234,965)	$ 1,730,613	$ (1,633,063)	$ (4,915,478)
Basic weighted average number of shares	62,722,050	58,653,204	62,394,647	57,213,030
Effect of dilutive securities:
Options	764,441		1,208,002
Warrants	1,509,580		1,937,434
Diluted weighted average number of shares	64,996,071	58,653,204	65,540,083	57,213,030

Share capital (Details 4)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,008,500	12,019,724	958,500	12,019,724
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	1,125,000	5,888,998	75,000	5,888,998
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	883,500	6,130,726	883,500	6,130,726

Share capital (Detail Textuals 1) (CAD)	1 Months Ended
	Jan. 20, 2012	Jun. 30, 2012	Jun. 04, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Common shares issued		62,731,056		60,702,947
Common shares outstanding		62,731,056		60,702,947
Number of shares held in escrow account		750,000
Number of shares released from escrow account			74,999	149,998
Number of shares held in escrow account			224,997
Closed non-brokered private placement units	1,550,000
Price of closed non-brokered private placement units	2
Gross proceeds from closed non-brokered private placement units	3,100,000
Exercise price of warrants	2

Share capital (Detail Textuals 2) (Stock Options)	6 Months Ended
	Jun. 30, 2012	Jun. 29, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate common shares reserved		11,871,107
Percentage of shares authorized		20.00%
Vesting period for options granted	18 months
Expiration period for options granted	5 years

Deferred income (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred income, Total	$ 9,317,511		$ 9,198,886
Less: Current	(817,954)		(466,219)
Deferred income, non-current	8,499,557		8,732,667
Kingman cash grant
Deferred Revenue Arrangement [Line Items]
Deferred income, Total	8,965,776	[1]	9,198,886	[1]
Windstar wake impact agreement
Deferred Revenue Arrangement [Line Items]
Deferred income, Total	$ 351,735	[2]		[2]

[1]	On December 24, 2011, proceeds of $9,324,382 for the Kingman Generating Facility cash grant application were received from the U.S. Department of the Treasury.
[2]	On November 12, 2009, the Company executed a wake impact agreement with a neighbouring wind farm in Tehachapi, California. The terms of the agreement call for an annual payment of $703,470, to be paid annually, for the next twenty-five years, subject to continued operations. The third party to the agreement has posted security in the form of a letter of credit to guarantee payment.

Deferred income (Details Textuals) (USD $)	Dec. 24, 2011 Kingman cash grant	Nov. 12, 2009 Windstar wake impact agreement
Deferred Revenue Arrangement [Line Items]
Proceeds from U.S. Department of the Treasury	$ 9,324,382
Payment to be made annually for next twenty-five years		$ 703,470
Period for EMI related to windstar wake impact agreement		25 years

Related party transactions (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Related Party Transactions [Abstract]
Directors' fees	$ 22,273	$ 23,256	$ 59,739	$ 46,075
Management fees	283,091	301,389	614,424	589,691
Bonuses				50,708
Secretarial	8,909	9,302	17,901	18,430
Employee related expenses	$ 314,274	$ 333,947	$ 692,064	$ 704,904

Related party transactions (Detail Textuals) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Director fees paid in advance	$ 7,360	$ 7,232
Chief Executive Officer
Related Party Transaction [Line Items]
Accounts receivable from the chief executive officer	$ 47,097	$ 43,589

Commitments (Details) (USD $)	Jun. 30, 2012
Commitments [Line Items]
2012	$ 1,060,128
2013	1,604,729
2014	3,431,309
2015	3,587,659
2016	3,594,770
Thereafter	5,969,922	[1]
Total	19,248,517
Right of way agreement
Commitments [Line Items]
2012	81,703
2013	145,355
2014	145,930
2015	146,522
2016	147,132
Thereafter	147,761	[1]
Total	814,403
Office leases
Commitments [Line Items]
2012	82,846
2013	157,192
2014	151,436
2015	158,808
2016	160,037
Thereafter	26,673	[1]
Total	736,992
Management contract
Commitments [Line Items]
2012	113,796
2013	234,420
2014	241,452
2015	248,696
2016	256,157
Thereafter	263,842	[1]
Total	1,358,363
Operations and maintenance agreement
Commitments [Line Items]
2012	130,450
2013	334,650
2014	2,533,400
2015	2,753,400
2016	2,753,400
Thereafter	2,753,400	[1]
Total	11,258,700
Interconnection agreement
Commitments [Line Items]
2012
2013
2014
2015
2016
Thereafter	2,500,000	[1]
Total	2,500,000
Dark fiber lease
Commitments [Line Items]
2012	7,355
2013	7,539
2014	7,728
2015	7,921
2016	8,119
Thereafter	8,322	[1]
Total	46,984
Decommission funding
Commitments [Line Items]
2012	148,519
2013	148,519
2014	148,519
2015	148,519
2016	148,519
Thereafter	148,519	[1]
Total	891,114
Land lease
Commitments [Line Items]
2012	121,406
2013	171,406
2014	146,406
2015	121,406
2016	121,406
Thereafter	121,406	[1]
Total	803,436
Vehicle leases
Commitments [Line Items]
2012	31,596
2013	63,193
2014	56,438
2015	2,387
2016
Thereafter		[1]
Total	153,614
Mesa reclamation deposit
Commitments [Line Items]
2012	342,456	[2]
2013	342,455	[2]
2014		[2]
2015		[2]
2016		[2]
Thereafter		[1],[2]
Total	$ 684,911	[2]

[1]	Assumes annualized payment.
[2]	The Company is required to make a $684,911 reclamation bond deposit, in four equal installments, with the Bureau of Land Management in Tehachapi, California, for its Mesa generating facility. Equal installments of $171,227.82 are due on August 27, 2012, November 26, 2012, February 25, 2013, and May 20, 2013. The bond will be refunded after expiration of the Mesa PPA, and upon completion of site and land reclamation.

Commitments (Detail Textuals) (USD $)	Jun. 30, 2012
Commitments [Line Items]
Commitment	$ 19,248,517
Mesa reclamation deposit
Commitments [Line Items]
Commitment	684,911 [1]
Number of installments for reclamation bond deposit	4
Equal monthly installment due on August 27, 2012	171,227.82
Equal monthly installment due on November 26, 2012	171,227.82
Equal monthly installment due on February 25, 2013	171,227.82
Equal monthly installment due on May 20, 2013	$ 171,227.82

[1]	The Company is required to make a $684,911 reclamation bond deposit, in four equal installments, with the Bureau of Land Management in Tehachapi, California, for its Mesa generating facility. Equal installments of $171,227.82 are due on August 27, 2012, November 26, 2012, February 25, 2013, and May 20, 2013. The bond will be refunded after expiration of the Mesa PPA, and upon completion of site and land reclamation.

Financial instruments (Details 1) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 29, 2011
Debt Instrument [Line Items]
Accounts payable	$ 6,340,405		$ 17,255,192
Accrued liabilities (Note 10)	2,530,664		6,906,900
Accrued interest liabilities	5,869,718	[1]	1,408,935
Loan payable	322,187,396		317,949,125
Financial instrument liquidity risk liabilities	116,940,400
Accounts payable 1 to 3 months	6,340,405
Accrued liabilities 1 to 3 months	2,530,664
Accrued interest liabilities 1 to 3 months	3,409,008	[1]
Financial instrument liquidity risk liabilities 1 to 3 months	93,478,077
Accounts payable 3 to 6 months
Accrued Liabilities 3 to 6 months		[1]
Accrued interest liabilities 3 to 6 months	2,088,920	[1]
Financial instrument liquidity liabilities risk 3 to 6 months	19,382,567
Accounts payable current less than 1 year
Accrued liabilities current less than 1 year
Accrued interest liabilities less than 1 year	371,790	[1]
Financial instrument liquidity risk liabilities less than 1 year	4,079,756
Windstar bridge financing
Debt Instrument [Line Items]
Loan payable	55,000,000	[2]	51,013,346	[3]
Loans Payable 1 to 3 months	55,000,000	[2]
Loans payable 3 to 6 months		[2]
Loans payable less than 1 year		[2]
Corporate bridge financing
Debt Instrument [Line Items]
Accrued interest liabilities	2,744,297		1,390,672
Loan payable	19,704,439	[4]	18,867,922	[5]
Loans Payable 1 to 3 months	2,209,426	[4]
Loans payable 3 to 6 months	13,787,047	[4]
Loans payable less than 1 year	3,707,966	[4]
Deferred financing
Debt Instrument [Line Items]
Loan payable	15,488,574	[2]	15,488,574	[6]
Loans Payable 1 to 3 months	15,488,574	[2]
Loans payable 3 to 6 months		[2]
Loans payable less than 1 year		[2]
REC promissory note
Debt Instrument [Line Items]
Accrued interest liabilities	271,382		2,961
Loan payable	12,006,600	[7]	12,006,600	[7]	12,006,600
Loans Payable 1 to 3 months	8,500,000	[8]
Loans payable 3 to 6 months	3,506,600	[8]
Loans payable less than 1 year		[8]

[1]	Accrued interest liabilities comprise of corporate bridge financing, Windstar senior secured notes, the REC promissory note and the Kingman credit agreement. The corporate bridge financing are due on maturity dates being August 31, 2012, November 14, 2012, December 2012, and January 15, 2013. The Windstar senior secured notes is due on July 31, 2012 utilizing our restricted cash and accounts receivable balances, the REC promissory note accrued interest is due on November 30, 2012, and the Kingman credit agreement in due at the beginning of July utilizing our restricted cash and accounts receivable balances.
[2]	On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows: $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b)); $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c)); $5,248,127 used to fund the debt service reserve account, and; $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).
[3]	The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit ("LC"). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at June 30, 2012, Rabobank had funded $55,000,000 of the LC (December 31, 2011 - $51,013,346). The loan was subsequently repaid on July 16, 2012 (Note 22). The proceeds of the letter of credit were used to pay specified costs for the Windstar project.
[4]	The corporate bridge financing is due on maturity dates being August 31, 2012 ($2,209,426), November 14, 2012 ($2,081,973), December 2012 ($11,705,073), and January 15, 2013 ($3,707,966).
[5]	During the period ended June 30, 2012, the Company renewed two of its corporate loan agreements, originally entered into on January 15, 2010. The loans including outstanding interest were renewed on January 15, 2012. The $2,930,550 loan bears interest at 20% per annum, and the $778,287 loan bears interest at 25% per annum. Both loans mature on January 15, 2013. The Company originally entered into two corporate loan agreements in December 2010, both of the loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan bears interest at 20% per annum, and the $5,070,840 loan bears interest at 25% per annum. On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012. The Company originally entered into a corporate loan agreement on June 30, 2010, the loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan bears interest at 12% per annum, and includes a bonus of $243,037 payable at maturity. The loan was subsequently renewed (Note 22). All corporate loan agreements allow for early repayment by the Company, without premium or penalty.
[6]	The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).
[7]	On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of 3% per annum up to March 31, 2012, 6% per annum up to June 30, 2012, and 7.5% per annum thereafter. On August 15, 2012 the company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012. On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company's Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.
[8]	On August 15, 2012 the Company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012.

Financial instruments (Details 2) (USD $)	Jun. 30, 2012
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 577,930
Restricted cash	27,853,797
Interest rate swap contract	(2,318,768)
Warrants	(1,492,148)
Financial Assets (Liabilities) Fair Value	24,620,811
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	577,930
Restricted cash	27,853,797
Interest rate swap contract
Warrants
Financial Assets (Liabilities) Fair Value	28,431,727
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash
Restricted cash
Interest rate swap contract	(2,318,768)
Warrants	(1,492,148)
Financial Assets (Liabilities) Fair Value	(3,810,916)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash
Restricted cash
Interest rate swap contract
Warrants
Financial Assets (Liabilities) Fair Value

Financial instruments (Details Textuals 1) (USD $)	1 Months Ended	6 Months Ended
	Dec. 23, 2011	Jun. 30, 2012
Debt Instrument [Line Items]
Period hedged in interest rate cash flow hedge		7 years
Term Loan
Debt Instrument [Line Items]
Period of floating rate portion of the long-term debt		11 years
Amortization period	18 years	18 years
REC promissory note
Debt Instrument [Line Items]
Debt instrument partial payment to be made on August 15, 2012		500,000
Debt instrument partial negotiated principal to be paid on September 15, 2012		500,000
Debt instrument partial negotiated principal to be paid on September 30, 2012		7,500,000
Debt instrument partial negotiated principal to be paid on October 31, 2012		1,000,000
Kingman credit agreement
Debt Instrument [Line Items]
First distribution from restricted escrow account		300,000
Interest rate swap
Debt Instrument [Line Items]
Interest rate swap contracts held for risk mitigation		2
Change in basis spread on variable rate of derivative.		10
Change in interest expense and accrued interest		55,000

Financial instruments (Details Textuals 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Windstar Project MW	Jun. 30, 2012 Windstar bridge financing		Dec. 31, 2011 Windstar bridge financing		Jun. 30, 2012 Deferred financing		Dec. 31, 2011 Deferred financing		Jun. 30, 2012 Corporate bridge financing		Dec. 31, 2011 Corporate bridge financing		Jul. 16, 2012 Subsequent Event	Jul. 09, 2012 Subsequent Event Windstar Project MW	Jul. 16, 2012 Subsequent Event Windstar bridge financing	Jul. 16, 2012 Subsequent Event Deferred financing	Jul. 16, 2012 Subsequent Event Debt service reserves	Jan. 15, 2013 Subsequent Event Corporate bridge financing	Dec. 31, 2012 Subsequent Event Corporate bridge financing	Nov. 14, 2012 Subsequent Event Corporate bridge financing	Aug. 31, 2012 Subsequent Event Corporate bridge financing
Subsequent Event [Line Items]
Tax free cash grant received																	$ 78,334,713
Capacity of energy			120														120
Amount subsequently received for repayments of loan																		55,000,000	13,933,897
Amount subsequently received to fund debt service reserve account																				5,248,127
Amount set aside for the ongoing arbitration																4,710,468
Loan payable	$ 322,187,396	$ 317,949,125		$ 55,000,000	[1]	$ 51,013,346	[2]	$ 15,488,574	[1]	$ 15,488,574	[3]	$ 19,704,439	[4]	$ 18,867,922	[5]						$ (3,707,966)	$ (11,705,073)	$ (2,081,973)	$ (2,209,426)

[1]	On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows: $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b)); $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c)); $5,248,127 used to fund the debt service reserve account, and; $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).
[2]	The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit ("LC"). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at June 30, 2012, Rabobank had funded $55,000,000 of the LC (December 31, 2011 - $51,013,346). The loan was subsequently repaid on July 16, 2012 (Note 22). The proceeds of the letter of credit were used to pay specified costs for the Windstar project.
[3]	The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).
[4]	The corporate bridge financing is due on maturity dates being August 31, 2012 ($2,209,426), November 14, 2012 ($2,081,973), December 2012 ($11,705,073), and January 15, 2013 ($3,707,966).
[5]	During the period ended June 30, 2012, the Company renewed two of its corporate loan agreements, originally entered into on January 15, 2010. The loans including outstanding interest were renewed on January 15, 2012. The $2,930,550 loan bears interest at 20% per annum, and the $778,287 loan bears interest at 25% per annum. Both loans mature on January 15, 2013. The Company originally entered into two corporate loan agreements in December 2010, both of the loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan bears interest at 20% per annum, and the $5,070,840 loan bears interest at 25% per annum. On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012. The Company originally entered into a corporate loan agreement on June 30, 2010, the loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan bears interest at 12% per annum, and includes a bonus of $243,037 payable at maturity. The loan was subsequently renewed (Note 22). All corporate loan agreements allow for early repayment by the Company, without premium or penalty.

Capital disclosures (Detail Textuals) (Kingman credit agreement, USD $)	Jun. 30, 2012
Kingman credit agreement
Debt Instrument [Line Items]
First distribution from restricted escrow account	$ 300,000

Subsequent events (Details Textuals 1)	Jan. 20, 2012	Jun. 30, 2012 Windstar Project MW	Aug. 10, 2012 Subsequent Event Assets Advisors	Aug. 13, 2012 Subsequent Event USD ($)	Jul. 09, 2012 Subsequent Event USD ($)	Jul. 16, 2012 Subsequent Event USD ($)	Jul. 09, 2012 Subsequent Event Windstar Project USD ($) MW	Jun. 30, 2012 Corporate loans payable, interest rate at 25% p.a matures on August 31, 2012 Subsequent Event USD ($)	Jul. 16, 2012 Windstar bridge financing Subsequent Event USD ($)	Jun. 30, 2012 Deferred financing	Jul. 16, 2012 Deferred financing Subsequent Event USD ($)	Jul. 16, 2012 Debt service reserves Subsequent Event USD ($)
Subsequent Event [Line Items]
Corporate loan amount								$ 2,764,395
Debt instrument, interest rate, stated percentage								25.00%		10.00%
Tax free cash grant received							78,334,713
Capacity of energy		120					120
Amount subsequently received for repayments of loan									55,000,000		13,933,897
Amount subsequently received to fund debt service reserve account												5,248,127
Amount set aside for the ongoing arbitration						4,710,468
Amount not received as tax free cash grant					12,221,994
Aggregate amount included in the company application					90,556,707
Number of merger and acquisition advisors			2
Number of producing assets to be sold			4
Amount received from exercise of warrants				$ 3,000,000
Number of warrants exercised				3,000,000
Exercise price per warrant	2			1

Subsequent events (Details Textuals 2) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 29, 2011
Debt Instrument [Line Items]
Loan payable	$ 322,187,396	$ 317,949,125
REC promissory note
Debt Instrument [Line Items]
Debt instrument partial payment to be made on August 15, 2012	500,000
Loan payable	12,006,600 [1]	12,006,600	[1]	12,006,600
Debt instrument partial negotiated principal to be paid on September 15, 2012	500,000
Debt instrument partial negotiated principal to be paid on September 30, 2012	7,500,000
Debt instrument partial negotiated principal to be paid on October 31, 2012	$ 1,000,000

[1]	On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of 3% per annum up to March 31, 2012, 6% per annum up to June 30, 2012, and 7.5% per annum thereafter. On August 15, 2012 the company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012. On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company's Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.